1933 Act File No. 33-44737
                                                 1940 Act File No. 811-6511

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   36                               X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   37                                              X

                    REGIONS MORGAN KEEGAN SELECT FUNDS
            (Exact Name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
___ on ________________ pursuant to paragraph (b)
_X_ 60 days after filing pursuant to paragraph (a) (i)
___ on ________________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
__  on ________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037













Regions Morgan Keegan Select Funds

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Combined Preliminary Prospectus Dated June 1, 2004
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Subject to Completion

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The information in this prospectus is not complete and may be changed.
We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
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Class A Shares
Class B Shares
Class C Shares
Class I Shares


   o  Regions Morgan Keegan Select Treasury Money Market Fund
   o  Regions Morgan Keegan Select Government Money Market Fund
   o  Regions Morgan Keegan Select Limited Maturity Government Fund
   o  Regions Morgan Keegan Select Fixed Income Fund
   o  Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
   o  Regions Morgan Keegan Select Balanced Fund
   o  Regions Morgan Keegan Select Mid Cap Value Fund
      (formerly, Regions Morgan Keegan Select Strategic Equity Fund)
   o  Regions Morgan Keegan Select Value Fund
   o  Regions Morgan Keegan Select Growth Fund
   o  Regions Morgan Keegan Select Mid Cap Growth Fund
      (formerly, Regions Morgan Keegan Select Aggressive Growth Fund)


Table of Contents
Risk/Return Profile                      3
Regions Morgan Keegan Select Funds       4
What are the Funds' Fees and Expenses?  23
Main Risks of Investing in the Funds    32
Principal Strategies                    34
Securities Descriptions                 37
How to Buy Shares                       40
How to Exchange Shares                  42
How to Redeem Shares                    43
Distribution of Fund Shares             46
Account and Share Information           46
Regions Morgan Keegan Select
  Funds Information                     48
Regions Morgan Keegan Select
  Funds Personnel                       49
Financial Highlights                    50



Shares of the Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



Prospectus


June 1, 2004


Risk/Return Profile
The Regions Morgan Keegan Select Funds (Funds) offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors with long-term goals willing to bear the risks of the market for potentially greater rewards. Morgan Asset Management, Inc. (Adviser), an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds.


This prospectus of the Funds offers Class A Shares, Class B Shares, Class C Shares and Class I Shares of each of the portfolios except the Regions Morgan Keegan Select Treasury Money Market Fund, which offers only Class A Shares and Class B Shares, the Regions Morgan Keegan Select Government Money Market Fund which offers only Class A Shares, and the Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund which offers only Class A Shares, Class C Shares and Class I Shares. Effective June 7, 2004, Class B Shares will no longer be made available for public investment, shortly thereafter, all outstanding Class B Shares will be exchanged for Class A Shares without the imposition of any sales charges.


Regions Morgan Keegan Select Funds

Treasury Money Market Fund

Goal. To provide current income consistent with stability of principal and liquidity.
Strategy. The Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. The Fund will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 1994-2003)


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Treasury Money Market Fund, Class A Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Class A Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003. The percentages noted are: 3.77%, 5.51%, 4.78%, 4.81%, 4.64%, 4.28%, 5.60%, 3.62%, 1.04% and
0.43%.

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 1.47% (quarter ended December 31, 2000). Its lowest quarterly return was 0.08% (quarter ended December 31, 2003).

Average Annual Total Return through December 31, 2003

                           1 Year    5 Years   10 Years
Class A Shares:
Return Before Taxes        0.43%      2.97%      3.83%
Class B Shares:
Return Before Taxes        0.19%      2.72%      3.50%


The Fund's Class A Shares and Class B Shares 7-Day Net Yields as of December 31, 2003 were 0.31% and 0.06% respectively. Investors may call the Fund at 1-877-757-7424 for the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Government Money Market Fund

Goal. The Fund's investment objective is current income consistent with stability of principal and liquidity.
Strategy. The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the value of any borrowings for investment purposes in U.S. government investments. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 2002 and 2003)


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Government Money Market Fund, Class A Shares as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last two calendar years of the Fund's Class A Shares, beginning with the earliest year. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 2002 and 2003. The percentages noted are:
1.34% and 0.75%.

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 0.35% (quarter ended June 30, 2002). Its lowest quarterly return was 0.16% (quarter ended September 30, 2003).

Average Annual Total Return through December 31, 2003

                                               Start of
Class A Shares:              1 Year          Performance1
Return Before Taxes           0.75%             1.06%


 1The Fund's start of performance date was December 3, 2001.
The Fund's 7-Day Net Yield as of December 31, 2003 was 0.62%. Investors may call the Fund at 1-877-757-7424 for the current 7-Day Net Yield. Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Limited Maturity Government Fund


Goal. To achieve current income.

Strategy. The Fund invests primarily in securities that are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the Fund's average portfolio maturity. The Fund intends to maintain an average dollar-weighted maturity between one and one-half and three years, although the Fund may purchase individual securities with longer maturities.

 Annual Total Return (calendar years 1994-2003)


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Limited Maturity Government Fund, Class B Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 12%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Class B Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003. The percentages noted are: 0.30%, 10.83%, 3.29%, 5.55%, 5.86%, 2.03%, 7.57%, 7.08%, 4.59% and
0.67%.

The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class B Shares highest quarterly return was 3.39% (quarter ended June 30, 1995). Its lowest quarterly return was (0.80)% (quarter ended March 31, 1994).

(Class A Shares Bar Chart to Come)

The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC), and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), broad-based market indexes. The ML1-3GC is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 2.99 years. The ML1-3T tracks short-term government securities with maturities between 1 and 2.99 years. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in a index.

Average Annual Total Return through December 31, 2003

                                                                     Start of
                             1 Year        5 Years      10 Years  Performance1
Class B Shares:
Return Before Taxes            (4.23)%         4.01%        4.73%        N/A
Return After Taxes
on Distributions2              (5.18)%         2.35%        2.92%        N/A
Return After Taxes on
Distributions and
Sale of Fund Shares2           (2.75)%         2.38%        2.89%        N/A
Class A Shares: 3
Return Before Taxes            (3.65)%         3.66%        4.37%        N/A
Return After Taxes
on Distributions2              (4.64)%         1.93%        2.52%        N/A
Return After Taxes on
Distributions and
Sale of Fund Shares2           (2.37)%         2.04%        2.55%        N/A
Class C Shares:
Return Before Taxes            (1.76)%%         N/A          N/A        1.65%
ML1-3GC4                        2.74%          5.75%        5.89%        N/A
ML1-3T4                         1.90%          5.37%        5.68%        N/A

 1The start of performance date for the Class C Shares was December 14,
  2001.
 2After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares and Class A Shares. After-tax returns for other classes will be different.

 3Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
 4The Adviser has elected to change the benchmark index from ML1-3GC to ML1-3T because it is more reflective of the Fund's current investment strategy.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

 Fixed Income Fund

Goal. To achieve current income with a secondary goal of capital appreciation.
Strategy. The Fund invests only in high grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund also invests in U.S. government securities. The Fund selects securities based upon fundamental macroeconomic, credit and market analysis. Normally, the Fund's average maturity will be between three and ten years.

Annual Total Return (calendar years 1994-2003)



The graphic presentation displayed here consists of a bar chart representing the annual total returns of Fixed Income Fund, Class B Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Class B Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003. The percentages noted are: (4.74)%, 15.99%, 3.58%, 7.96%, 6.79%, (0.55)%, 10.07%, 7.90%,
9.36% and 1.54%.

The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class B Shares highest quarterly return was 6.26% (quarter ended June 30, 1995). Its lowest quarterly return was (3.36)% (quarter ended March 31, 1994).

(Class A Shares Bar Chart to Come)

The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC), and the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index (ML1-10GCA+), broad-based market indexes. The ML1-10GC is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years. The ML1-10GCA+ is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years, rated "A" or better. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in a index.

Average Annual Total Return through December 31, 2003


                                                                      Start of
                               1 Year       5 Years     10 Years   Performance1
Class B Shares:
Return Before Taxes           (3.28)%        5.25%       5.64%           N/A
Return After Taxes
on Distributions2             (4.74)%        3.34%       3.59%           N/A
Return After Taxes on
Distributions and
Sale of Fund Shares2          (1.76)%        3.31%       3.54%           N/A
Class A Shares: 3
Return Before Taxes           (2.74)%        4.88%       5.28%           N/A
Return After Taxes
on Distributions2             (4.24)%        2.91%       3.20%           N/A
Return After Taxes on
Distributions and
Sale of Fund Shares2          (1.43)%        2.95%       3.19%           N/A
Class C Shares:
Return Before Taxes           (0.85)%         N/A         N/A           3.88%
ML1-10GC4                      4.22%         6.62%       6.64%           N/A
ML1-10GCA+4                    3.10%         6.50%       6.55%           N/A

 1The start of performance date for the Class C Shares was December 3,
  2001.
 2After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares and Class A Shares. After-tax returns for other classes will be different.

 3Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
 4The Adviser has elected to change the benchmark index from ML1-10GC to ML1-10GCA+ because it is more reflective of the Fund's current investment strategy.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Intermediate Tax Exempt Bond Fund

Goal. The Fund's investment objective is to provide current income that's exempt from federal regular income tax.
Strategy. The Fund invests its assets primarily in a highly diversified portfolio of tax exempt bonds with maturities between three and 10 years. The Fund will invest its assets so that normally distributions will be exempt from the federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the southern United States. The fixed income securities in which the Fund invests will have a minimum credit rating of "A" (Standard & Poor's/Moody) at the time of purchase.

Risk Return Bar Chart and Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Balanced Fund

Goal. To provide total return through capital appreciation, dividends and interest.
Strategy. The Fund invests primarily in common and preferred stock, convertible securities, and fixed income securities. Under normal market conditions, the Fund will maintain at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in these securities, as well as American Depositary Receipts (ADRs), collateralized mortgage obligations (CMOs), or other investments as determined by the Adviser based on the Adviser's assessment of the economy and the markets. The Adviser may shift between types of investments to attempt to maximize returns or reduce risk to the Fund. The Fund's equity allocation will focus on high-quality companies using a blend of growth and value styles. The fixed income allocation focuses on intermediate-term U.S. Treasury and agency securities.

Annual Total Return (calendar years 1995-2003)


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Balanced Fund, Class B Shares as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods for the last nine calendar years of the Fund's Class B Shares, beginning with the earliest year. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 2003. The percentages noted are: 19.64%, 11.93%, 19.69%, 19.75%, 8.56%, (3.17)%, (3.46)%, (7.71)%,
and 13.23%.

The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class B Shares highest quarterly return was 10.40% (quarter ended June 30, 1997). Its lowest quarterly return was (6.48)% (quarter ended September 30, 2002).

(Class A Shares Bar Chart to Come)

The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P
500) and the Lehman Brothers Government/Credit Total Index (LBGCT), two separate broad-based market indexes, and to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC). The S&P 500 is a capitalization-weighted index of 500 stocks representing all major industries. The LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through December 31, 2003

                                                           Start of
                                   1 Year      5 Years   Performance1
Class B Shares:
Return Before Taxes                 8.23%       0.83%       8.22%
Return After Taxes
on Distributions2                   7.67%      (0.14)%      6.70%
Return After Taxes on
Distributions and
Sale of Fund Shares2                5.32%       0.19%       6.30%
Class A Shares: 3
Return Before Taxes                 7.29%       0.32%       7.74%
Return After Taxes
on Distributions2                   6.70%      (0.74)%      6.15%
Return After Taxes on
Distributions and
Sale of Fund Shares2                4.71%      (0.31)%      5.81%
Class C Shares:
Return Before Taxes                10.57%        N/A        1.19%
S&P 500                            28.68%      (0.57)%      12.21%
LBGCT                               4.67%       6.66%       8.26%
S&P 500/ML1-10GC                   16.45%       3.02%       9.90%

 1The Fund's Class A Shares and Class B Shares start of performance date was May 20, 1998. The Fund's Class C Shares start of performance date was January 14, 2002.
 2After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares and Class A Shares. After-tax returns for other classes will be different.
 3Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Mid Cap Value Fund (formerly, Strategic Equity Fund)

Goal. The Fund's investment objective is to provide long term capital appreciation.
Strategy. The Fund invests its assets primarily in common stocks of mid-sized U.S. companies (i.e. companies whose market capitalization fall within the range tracked by the Standard & Poor's Midcap 400 Index (S&P MC 400) at the time of purchase). As of December 31, 2003, the lowest capitalization of issuers included in the S&P MC 400 was $336 million and the highest was $11.8 billion, however, the S&P MC 400 is reconfigured monthly. The Fund will seek to invest in companies that are judged to be undervalued when compared to either the intrinsic value of the issuer's assets or the future growth prospects of the issuer.

Annual Total Return (calendar year 2003)


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Mid Cap Value Fund, Class A Shares as of the calendar year-end for calendar year 2003.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 5% up to 25%.

The `x' axis represents the calculation period for calendar year 2003 of the Fund's Class A Shares. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for calendar year 2003 stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for calendar year 2003 is stated directly at the top of the bar, for calendar year 2003. The percentage noted is:
21.90%.

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 11.48% (quarter ended June 30, 2003). Its lowest quarterly return was (4.15)% (quarter ended March 31, 2003).

The following table represents the Fund's Class A Shares, Class B
Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), Standard & Poor's Midcap 400/Barra Value Index (S&P MC 400/BV), and the Russell Midcap(R) Value Index (RMCV), broad-based market indexes. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P MC 400/BV is a market capitalization-weighted index of the stocks in the Standard & Poor's Midcap 400 Index (S&P 400) having the lowest price to book ratios. The index consists of approximately half of the S&P 400 on a market capitalization basis. The RMCV measures the performance of these Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through December 31, 2003

                                                Start of
                                  1 Year      Performance1
Class A Shares:
Return Before Taxes               15.20%         10.19%
Return After Taxes
on Distributions2                 13.70%         8.85%
Return After Taxes on
Distributions and
Sale of Fund Shares2              11.25%         8.40%
Class B Shares:
Return Before Taxes               16.65%         12.23%
Class C Shares:
Return Before Taxes               19.41%         13.94%
S&P 500                           28.68%         22.55%
S&P MC 400/BV                     40.18%         12.68%
RMCV                              38.07%         37.31%


 1The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was December 9, 2002.
 2After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class A Shares. After-tax returns for the other classes will be different.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

 Value Fund

Goal. To provide income and growth of capital.
Strategy. The Fund invests in common and preferred stocks of companies that are deemed to be undervalued, out of favor and are currently underestimated by the investment community. Common stock holdings will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields are generally expected to be higher than market averages. Common and preferred stocks are expected to produce dividends, and generally possess market capitalizations of $2 billion or more at the time of purchase. Convertible securities of smaller companies may also be included in the Fund's portfolio.
 The Fund managers seek to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value. The Fund managers continually review market prices in relation to a stock's intrinsic value, and adjust the Fund's holdings accordingly.

Annual Total Return (calendar years 1995-2003)


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Value Fund, Class B Shares as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 10% up to 30%.

The `x' axis represents calculation periods for the last nine calendar years of the Fund's Class B Shares, beginning with the earliest year. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 2003. The percentages noted are: 25.04%, 18.69%, 27.24%, 12.79%, 5.57%, 1.36%, (11.28)%, (17.59)%,
and 21.73%.

The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class B Shares highest quarterly return was 15.60% (quarter ended June 30, 1997). Its lowest quarterly return was (18.80)% (quarter ended September 30, 2002).

(Class A Shares Bar Chart to Come)

The following table represents the Fund's Class A Shares, Class B Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund's total returns averaged over a period of years relative to the Standard and Poor's 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is a sub-index of the S&P 500 representing 50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. Total returns for the index shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through December 31, 2003

                                                          Start of
                                  1 Year      5 Years   Performance1
Class B Shares:
Return Before Taxes               16.73%      (1.32)%      8.18%
Return After Taxes
on Distributions2                 16.52%      (2.03)%      6.79%
Return After Taxes on
Distributions and
Sale of Fund Shares2              10.86%      (1.44)%      6.43%
Class A Shares: 3
Return Before Taxes               15.45%      (1.82)%      7.69%
Return After Taxes
on Distributions2                 15.19%      (2.63)%      6.24%
Return After Taxes on
Distributions and
Sale of Fund Shares2              10.02%      (1.92)%      5.94%
Class C Shares:
Return Before Taxes               19.22%        N/A        1.13%
S&P 500/BV                        31.79%       1.89%       11.25%

 1The Fund's Class A Shares and Class B Shares start of performance date was May 20, 1998. The Fund's Class C Shares start of performance date was February 21, 2002.
 2After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares and Class A Shares. After-tax returns for other classes will be different.
 3Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



Growth Fund

Goal. To provide growth of capital and income.
Strategy. The Fund invests primarily in common stock of companies with market capitalizations of $2 billion or more that are expected to achieve above-average growth in earnings. The companies are expected to be leaders in their respective industries and they are expected to have a growing and innovative product line. The companies' management teams are expected to be highly experienced and to be the best in their respective industries. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.

 Annual Total Return (calendar years 1994-2003)


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Growth Fund, Class B Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 60%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Class B Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003. The percentages noted are: 0.50%, 23.65%, 23.03%, 27.22%, 41.50%, 28.33%, (21.77)%, (19.40)%,
(20.67)%, and 28.15%.

The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class B Shares highest quarterly return was 23.93% (quarter ended December 31, 1998). Its lowest quarterly return was (19.34)% (quarter ended March 31, 2001).

(Class A Shares Bar Chart to Come)

The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P
500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through December 31, 2003

                                                                  Start of
                            1 Year      5 Years     10 Years    Performance1
Class B Shares:
Return Before Taxes         23.15%      (4.19)%       8.52%          N/A
Return After Taxes
on Distributions2           23.15%      (4.49)%       7.26%          N/A
Return After Taxes on
Distributions and
Sale of Fund Shares2        15.05%      (3.53)%       6.92%          N/A
Class A Shares: 3
Return Before Taxes         21.54%      (4.66)%       8.07%          N/A
Return After Taxes
on Distributions2           21.54%      (4.96)%       6.81%          N/A
Return After Taxes on
Distributions and
Sale of Fund Shares2        14.00%      (3.92)%       6.51%          N/A
Class C Shares:
Return Before Taxes         25.38%        N/A          N/A         (1.61)%
S&P 500                     28.68%      (0.57)%      11.07%          N/A

 1The start of performance date for the Class C Shares was January 7,
  2002.
 2After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares and Class A Shares. After-tax returns for other classes will be different.
 3Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



Mid Cap Growth Fund (formerly, Aggressive Growth Fund)

Goal. To provide long-term capital appreciation.
Strategy. The Fund invests primarily in equity securities of companies with small to medium-sized market capitalizations of $10 billion or less. The Fund may also invest in larger companies that, in the opinion of the Adviser, present opportunities for price appreciation based on potential earnings and pricing patterns. Under normal market conditions, the Fund intends to invest in equity securities of companies with prospects for above-average growth in revenues and/or earnings.
Performance Information for Predecessor Collective Trust Fund
The Fund is the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The performance data for Class B Shares of the Fund includes the performance of the collective trust fund for periods before the Fund's registration statement became effective. The past-performance data is no guarantee of the Fund's future performance. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

Annual Total Return (calendar years 1994-2003)


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Mid Cap Growth Fund, Class B Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-30%" and increasing in increments of 10% up to 50%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Class B Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003. The percentages noted are: (7.38)%, 19.75%, 21.92%, 34.87%, 20.71%, 41.89%, 33.00%, (1.21)%,
(20.23)% and 39.13%.

The bar chart shows the variability of the Predecessor Collective Trust Fund's total return on a yearly basis until March 15, 1999, the effective date of the Class B Shares. The total returns reflect projected Fund expenses before waivers.
The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was ____%.
Within the period shown in the bar chart, the Fund's Class B Shares highest quarterly return was 31.24% (quarter ended
December 31, 1999). Its lowest quarterly return was (16.29)% (quarter ended September 30, 2002).

(Class A Shares Bar Chart to Come)

The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P
500) and the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC 400/BG), both broad-based market indexes, and to the Lipper Mid-Cap Growth Funds Index (LMGFI). The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P MC 400/BG is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through December 31, 2003

                                                                   Start of
                          1 Year         5 Years      10 Years   Performance1
Class B Shares:
Return Before Taxes       34.13%         15.42%        16.37%        N/A
Return After Taxes
on Distributions2         34.13%         12.80%        15.05%        N/A
Return After Taxes on
Distributions and
Sale of Fund Shares2      22.18%         11.84%        14.01%        N/A
Class A Shares: 3
Return Before Taxes       32.00%         14.54%        15.80%        N/A
Return After Taxes
on Distributions2         32.00%         11.94%        14.48%        N/A
Return After Taxes on
Distributions and
Sale of Fund Shares2      20.80%         11.06%        13.01%        N/A
Class C Shares:
Return Before Taxes       36.15%           N/A          N/A         4.37%
S&P 500                   28.68%         (0.57)%       11.07%        N/A
S&P MC 400/BG             30.98%          6.47%        12.90%        N/A
LMGFI                     35.42%          2.18%        8.25%         N/A

 1The start of performance date for the Class C Shares was January 7,
  2002.
 2After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares and Class A Shares. After-tax returns for other classes will be different.
 3Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (July 10, 2000) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Risks of the Funds



                                                Fixed MortgageFutures
                   Stock               Company Income  Backed   and          Money              Interest
               Market Growth Value   Size  SecuritiesSecuritiesOptionsSector Market Credit  Call  Rate Liquidity  Tax  Prepayment
                   Risks   Risks Risks  Risks   Risks  Risks   Risks  Risks  Risks  Risks  Risk  Risk   Risks   Risks  Risks
Regions Morgan
Keegan
Select Treasury
Money
Market Fund                                       X                                   X           X
Regions Morgan
Keegan
Select Government
Money
Market Fund                                       X                                   X           X
Regions Morgan
Keegan
Select Limited
Maturity
Government Fund                                   X      X                                        X                      X
Regions Morgan
Keegan
Select Fixed                                      X      X       X                    X     X     X                      X
Income Fund
Regions Morgan
Keegan
Select
Intermediate
Tax Exempt Bond                                   X                     X             X     X     X       X       X
Fund
Regions Morgan
Keegan
  Select Balanced    X       X     X              X      X       X                    X           X                      X
  Fund
Regions Morgan
Keegan
  Select Mid Cap     X       X     X      X                      X      X
  Value Fund
Regions Morgan
Keegan
  Select Value       X             X      X                      X      X
  Fund
Regions Morgan
Keegan
  Select Growth      X       X                                   X      X
  Fund
Regions Morgan
Keegan
  Select Mid Cap     X       X            X                      X      X
  Growth Fund



A more complete description of these risks can be found in the "Main Risks of Investing in the Funds" section.
Stock Market Risks. The value of equity securities in the Funds' portfolios will fluctuate and, as a result, the Funds' Share prices may decline suddenly or over a sustained period of time.
Growth Risks. Due to their high valuation, growth stocks are typically more volatile than value stocks.
Value Risks. Value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Company Size Risks. Generally, the smaller the market capitalization of a company, the less liquid its stock and the more volatile its price. Also, smaller companies are more likely to fail than companies with larger market capitalization.
Fixed Income Securities Risks. Prices of fixed income securities generally fall when interest rates rise.
Mortgage Backed Securities Risks. Mortgage backed securities are subject to the risks of prepayment. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
Futures and Options Risks. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio. Sector Risks. Because the Funds may allocate relatively more assets to certain industry sectors than others, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.
Money Market Risks. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
Call Risks. The possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.
Tax Risks. The risk that future legislative or court decision may materially affect the ability of the Fund to pay tax exempt dividends. Prepayment Risks. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.

What are the Funds' Fees and Expenses?


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the shares of the Treasury Money Market Fund and Government Money Market Fund.



                                                        Government          Treasury Money
                                                        Money
                                                        Market
                                                        Fund                Market Fund
Shareholder Fees                                       Class A   Class B      Class A
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      None        None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as  None      None        None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage   None      None        None
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None        None
if applicable)
Exchange Fee                                           None      None        None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.50%     0.50%       0.50%
Distribution (12b-1) Fee3                              None      0.40%       None
Shareholder Services Fee4                              0.25%     0.25%       None
Other Expenses                                         0.18%     0.18%       0.56%
Total Annual Fund Operating Expenses                   0.93%     1.33%       1.06%
1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for the period ending November 30,
  2004.
  Total Waivers of Fund Expenses                       0.30%      0.45%      0.38%
  Total Actual Annual Fund Operating Expenses (after   0.63%      0.88%      0.68%
  waivers)


2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Treasury Money Market Fund and Government Money Market Fund (after the anticipated voluntary waiver) will be 0.20% and 0.15%, respectively for the fiscal year ending November 30, 2004.

3 The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution fee to be paid by the Treasury Money Market Fund Class B Shares (after the anticipated voluntary waiver) will be 0.25% for the fiscal year ending November 30, 2004.

4 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee to be paid by the Government Money Market Fund (after the anticipated voluntary waiver) will be 0.22% for the fiscal year ending November 30, 2004.


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Regions Morgan Keegan Select Funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Funds' Class A and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Class A and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                          1 Year   3 Years    5 Years   10 Years
Treasury Money Market
Fund
---------------------------------------------------------------
Class A:                   $93     $290       $504     $1,120
---------------------------------------------------------------
Class B:                  $133     $415       $718     $1,579
---------------------------------------------------------------

---------------------------------------------------------------
Government Money Market
Fund
---------------------------------------------------------------
Class A:                  $108     $337       $585     $1,294
---------------------------------------------------------------

---------------------------------------------------------------

-------------------------------------------------------------------------

What are the Funds' Fees and Expenses? (cont.)

Regions morgan keegan select limited maturity government fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C and Class I Shares.



Shareholder Fees                                       Class A    Class B  Class C   Class I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   4.50%      None     None     None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as  0.00%      5.00%    1.00%    None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage   None       None     None     None
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None       None     None     None
if applicable)
Exchange Fee                                           None       None     None     None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.70%      0.70%    0.70%    0.70%
Distribution (12b-1) Fee                               None       0.25%    0.75%    None
Shareholder Services Fee                               0.25%      0.25%    0.25%    None
Other Expenses                                         0.26%      0.26%    0.26%    0.26%
Total Annual Fund Operating Expenses                   1.21%      1.46%    1.96%    0.96%
1 Although not contractually obligated to do so, the Adviser will waive certain amounts.
  This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
  Total Waiver of Fund Expenses                        0.20%       0.20%   0.20%    0.20%
  Total Actual Annual Fund Operating Expenses (after   1.01%       1.26%   1.76%    0.76%
  waiver)
2 The Adviser expects to voluntarily waive a portion of the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee to be paid by the Fund
  (after the anticipated voluntary waiver) will be 0.50% for the fiscal year ending November
  30, 2004.


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                       1 Year       3 Years         5 Years      10 Years
Class A:
--------------------------------------------------------------------------
Expenses assuming        $568          $817          $1,085        $1,850
redemption
--------------------------------------------------------------------------
Expenses assuming no     $568          $817          $1,085        $1,850
redemption
--------------------------------------------------------------------------
Class B:
--------------------------------------------------------------------------
Expenses assuming        $649          $762            $997        $1,746
redemption
--------------------------------------------------------------------------
Expenses assuming no     $149          $462            $797        $1,746
redemption
--------------------------------------------------------------------------
Class C:
--------------------------------------------------------------------------
Expenses assuming        $299          $615          $1,057        $2,285
redemption
--------------------------------------------------------------------------
Expenses assuming no     $199          $615          $1,057        $2,285
redemption
--------------------------------------------------------------------------
Class I:
--------------------------------------------------------------------------
Expenses assuming         $98          $306            $531        $1,178
redemption
--------------------------------------------------------------------------
Expenses assuming no     $98          $306            $531        $1,178
redemption
-------------------------------------------------------------------------

What are the Funds' Fees and Expenses? (cont.)

Regions morgan keegan select fixed income fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C and Class I Shares.



Shareholder Fees                                        Class A  Class B  Class C Class I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as     4.50%     None    None     None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as    0.00%    5.00%    1.00%    None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage      None     None    None     None
of offering price)
Redemption Fee (as a percentage of amount redeemed,       None     None    None     None
if applicable)
Exchange Fee                                              None     None    None     None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                          0.75%    0.75%    0.75%   0.75%
Distribution (12b-1) Fee                                  None    0.30%    0.75%    None
Shareholder Services Fee                                 0.25%    0.25%    0.25%    None
Other Expenses                                           0.22%    0.22%    0.22%   0.22%
Total Annual Fund Operating Expenses                     1.22%    1.52%    1.97%   0.97%
 1 Although not contractually obligated to do so, the Adviser will waive certain amounts.
   This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
  Total Waiver of Fund Expenses                          0.25%    0.25%    0.25%   0.25%
  Total Actual Annual Fund Operating Expenses (after     0.97%    1.27%    1.72%   0.72%
  waiver)
 2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the
   Fund (after the anticipated voluntary waiver) will be 0.50% for the fiscal year ending
                                     November 30, 2004.


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                            1 Year      3 Years        5 Years      10 Years
Class A:
-------------------------------------------------------------------------------
Expenses assuming            $569         $820         $1,190        $1,861
redemption
-------------------------------------------------------------------------------
Expenses assuming no         $569         $820         $1,190        $1,861
redemption
-------------------------------------------------------------------------------
Class B:
-------------------------------------------------------------------------------
Expenses assuming            $655         $780         $1,029        $1,813
redemption
-------------------------------------------------------------------------------
Expenses assuming no         $155         $480          $829         $1,813
redemption
-------------------------------------------------------------------------------
Class C:
-------------------------------------------------------------------------------
Expenses assuming            $300         $618         $1,062        $2,296
redemption
-------------------------------------------------------------------------------
Expenses assuming no         $200         $618         $1,062        $2,296
redemption
-------------------------------------------------------------------------------
Class I:
-------------------------------------------------------------------------------
Expenses assuming            $99          $309          $536         $1,190
redemption
-------------------------------------------------------------------------------
Expenses assuming no         $99          $309          $536         $1,190
redemption
-------------------------------------------------------------------------------
What are the Funds' Fees and Expenses? (cont.)
-------------------------------------------------------------------------

Regions morgan keegan select intermediate tax exempt bond fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class C and Class I Shares.

Shareholder Fees                                         Class A    Class C    Class I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as      2.00%       None      None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as     0.00%      1.00%      None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage      None        None      None
of offering price)
Redemption Fee (as a percentage of amount redeemed,       None        None      None
if applicable)
Exchange Fee                                              None        None      None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                           0.50%      0.50%      0.50%
Distribution (12b-1) Fee3                                 None       0.75%      None
Shareholder Services Fee                                  0.25%      0.25%      None
Other Expenses                                            0.38%      0.38%      0.38%
Total Annual Fund Operating Expenses                      1.13%      1.88%      0.88%
Total Contractual Waiver of Fund Expenses                 0.00%      0.15%      0.00%
Total Annual Fund Operating Expenses (after               1.13%      1.73%      0.88%
contractual waiver)
  1 Although not contractually obligated to do so, the Adviser will waive certain amounts.
    This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
  Total Waiver of Fund Expenses                           0.50%      0.50%      0.50%
  Total Actual Annual Fund Operating Expenses (after      0.63%      1.23%      0.38%
  waivers)
 2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund
  (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November
                                           30, 2004.
 3 Pursuant to the distribution (12b-1) fee contract, the distributor will waiver a portion of the distribution (12b-1) fee. The distributions (12b-1) fee to be paid by the Fund's
    Class C Shares (after the contractual waiver) will be 0.60% for the fiscal year ending
                                      November 30, 2004.


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class C and Class I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class I Shares operating expenses are after the contractual waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                          1       3 Years    5 Years   10
                           Year                          Years
Class A:
---------------------------------------------------------------
Expenses assuming          $313      $552       $810    $1,547
redemption
---------------------------------------------------------------
Expenses assuming no       $313      $552       $810    $1,547
redemption
---------------------------------------------------------------
Class C:
---------------------------------------------------------------
Expenses assuming          $276      $591     $1,016    $2,201
redemption
---------------------------------------------------------------
Expenses assuming no       $176      $591     $1,016    $2,201
redemption
---------------------------------------------------------------
Class I:
---------------------------------------------------------------
Expenses assuming           $90      $281       $488    $1,084
redemption
---------------------------------------------------------------
Expenses assuming no        $90      $281       $488    $1,084
redemption
---------------------------------------------------------------
What are the Funds' Fees and Expenses? (cont.)
-------------------------------------------------------------------------

Regions morgan keegan select balanced fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C and Class I Shares.

Shareholder Fees                                         Class A    Class B  Class C Class I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as      5.50%       None     None    None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as     0.00%      5.00%    1.00%    None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage       None       None     None    None
of offering price)
Redemption Fee (as a percentage of amount redeemed,        None       None     None    None
if applicable)
Exchange Fee                                               None       None     None    None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                           0.80%      0.80%    0.80%   0.80%
Distribution (12b-1) Fee                                   None      0.30%    0.75%    None
Shareholder Services Fee                                  0.25%      0.25%    0.25%    None
Other Expenses                                            0.35%      0.35%    0.35%   0.35%
Total Annual Fund Operating Expenses                      1.40%      1.70%    2.15%   1.15%
  1 Although not contractually obligated to do so, the Adviser will waive certain amounts.
    This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
  Total Waiver of Fund Expenses                           0.05%      0.05%    0.05%   0.05%
  Total Actual Annual Fund Operating Expenses (after      1.35%      1.65%    2.10%   1.10%
  waiver)
2 The Adviser expects to voluntarily waive a portion of the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee to be paid by the Fund
  (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November
  30, 2004.


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                            1 Year        3 Years         5 Years      10 Years
Class A:
---------------------------------------------------------------------------------
Expenses assuming            $685          $969           $1,274        $2,137
redemption
---------------------------------------------------------------------------------
Expenses assuming no         $685          $969           $1,274        $2,137
redemption
---------------------------------------------------------------------------------
Class B:
---------------------------------------------------------------------------------
Expenses assuming            $673          $836           $1,123        $2,009
redemption
---------------------------------------------------------------------------------
Expenses assuming no         $173          $536            $923         $2,009
redemption
---------------------------------------------------------------------------------
Class C:
---------------------------------------------------------------------------------
Expenses assuming            $318          $673           $1,154        $2,483
redemption
---------------------------------------------------------------------------------
Expenses assuming no         $218          $673           $1,154        $2,483
redemption
---------------------------------------------------------------------------------
Class I:
---------------------------------------------------------------------------------
Expenses assuming            $117          $365            $633         $1,398
redemption
---------------------------------------------------------------------------------
Expenses assuming no         $117          $365            $633         $1,398
redemption
---------------------------------------------------------------------------------

-------------------------------------------------------------------------

What are the Funds' Fees and Expenses? (cont.)

Regions morgan keegan select mid cap value fund (formerly, strategic equity fund)

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C and Class I Shares.

Shareholder Fees                                         Class A  Class B  Class C  Class I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as      5.50%     None     None     None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as     0.00%    5.00%    1.00%     None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage      None      None     None     None
of offering price)
Redemption Fee (as a percentage of amount redeemed,       None      None     None     None
if applicable)
Exchange Fee                                              None      None     None     None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                           0.80%    0.80%    0.80%    0.80%
Distribution (12b-1) Fee                                  None     0.30%    0.75%     None
Shareholder Services Fee                                  0.25%    0.25%    0.25%     None
Other Expenses                                            0.53%    0.53%    0.53%    0.53%
Total Annual Fund Operating Expenses                      1.58%    1.88%    2.33%    1.33%
  1 Although not contractually obligated to do so, the Adviser will waive certain amounts.
    This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
  Total Waiver of Fund Expenses                           0.05%    0.05%    0.05%    0.05%
  Total Actual Annual Fund Operating Expenses (after      1.53%    1.83%    2.28%    1.28%
  waiver)
  2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the
    Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending
                                      November 30, 2004.


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                            1 Year        3 Years         5 Years        10 Years
Class A:
-------------------------------------------------------------------------------------
Expenses assuming            $702         $1,021           $1,363         $2,325
redemption
-------------------------------------------------------------------------------------
Expenses assuming no         $702         $1,021           $1,363         $2,325
redemption
-------------------------------------------------------------------------------------
Class B:
-------------------------------------------------------------------------------------
Expenses assuming            $691          $891            $1,216         $2,201
redemption
-------------------------------------------------------------------------------------
Expenses assuming no         $191          $591            $1,016         $2,201
redemption
-------------------------------------------------------------------------------------
Class C:
-------------------------------------------------------------------------------------
Expenses assuming            $336          $727            $1,245         $2,666
redemption
-------------------------------------------------------------------------------------
Expenses assuming no         $236          $727            $1,245         $2,666
redemption
-------------------------------------------------------------------------------------
Class I:
-------------------------------------------------------------------------------------
Expenses assuming            $130          $406             $702          $1,545
redemption
-------------------------------------------------------------------------------------
Expenses assuming no         $130          $406             $702          $1,545
redemption
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------

What are the Funds' Fees and Expenses? (cont.)

Regions morgan keegan select value fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C and Class I Shares.

Shareholder Fees                                        Class A  Class B  Class C Class I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as     5.50%     None    None     None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as    0.00%    5.00%    1.00%    None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage      None     None    None     None
of offering price)
Redemption Fee (as a percentage of amount redeemed,       None     None    None     None
if applicable)
Exchange Fee                                              None     None    None     None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                          0.80%    0.80%    0.80%   0.80%
Distribution (12b-1) Fee                                  None    0.30%    0.75%    None
Shareholder Services Fee                                 0.25%    0.25%    0.25%    None
Other Expenses                                           0.26%    0.26%    0.26%   0.26%
Total Annual Fund Operating Expenses                     1.31%    1.61%    2.06%   1.06%
1 Although not contractually obligated to do so, the Adviser will waive certain amounts.
  This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
  Total Waiver of Fund Expenses                          0.05%    0.05%    0.05%   0.05%
  Total Actual Annual Fund Operating Expenses (after     1.26%    1.56%    2.01%   1.01%
  waiver)
2 The Adviser expects to voluntarily waive a portion of the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee to be paid by the
  Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending
  November 30, 2004.


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                            1 Year      3 Years       5 Years     10 Years
Class A:
----------------------------------------------------------------------------
Expenses assuming            $676         $942         $1,229      $2,042
redemption
----------------------------------------------------------------------------
Expenses assuming no         $676         $942         $1,229      $2,042
redemption
----------------------------------------------------------------------------
Class B:
----------------------------------------------------------------------------
Expenses assuming            $664         $808         $1,076      $1,911
redemption
----------------------------------------------------------------------------
Expenses assuming no         $164         $508          $876       $1,911
redemption
----------------------------------------------------------------------------
Class C:
----------------------------------------------------------------------------
Expenses assuming            $309         $646         $1,108      $2,390
redemption
----------------------------------------------------------------------------
Expenses assuming no         $209         $646         $1,108      $2,390
redemption
----------------------------------------------------------------------------
Class I:
----------------------------------------------------------------------------
Expenses assuming            $108         $337          $585       $1,294
redemption
----------------------------------------------------------------------------
Expenses assuming no         $108         $337          $585       $1,294
redemption
----------------------------------------------------------------------------

-------------------------------------------------------------------------

What are the Funds' Fees and Expenses? (cont.)

Regions morgan keegan select growth fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C and Class I Shares.

Shareholder Fees                                        Class A  Class B  Class C Class I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as     5.50%     None     None    None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as    0.00%    5.00%    1.00%    None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage     None      None     None    None
of offering price)
Redemption Fee (as a percentage of amount redeemed,      None      None     None    None
if applicable)
Exchange Fee                                             None      None     None    None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                          0.80%    0.80%    0.80%   0.80%
Distribution (12b-1) Fee                                 None     0.30%    0.75%    None
Shareholder Services Fee                                 0.25%    0.25%    0.25%    None
Other Expenses                                           0.27%    0.27%    0.27%   0.27%
Total Annual Fund Operating Expenses                     1.32%    1.62%    2.07%   1.07%
 1 Although not contractually obligated to do so, the Adviser will waive certain amounts.
   This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
  Total Waiver of Fund Expenses                          0.05%    0.05%    0.05%   0.05%
  Total Actual Annual Fund Operating Expenses (after     1.27%    1.57%    2.02%   1.02%
  waiver)
 2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the
   Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending
                                     November 30, 2004.


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                            1 Year        3 Years          5 Years      10 Years
Class A:
----------------------------------------------------------------------------------
Expenses assuming            $677           $945            $1,234       $2,053
redemption
----------------------------------------------------------------------------------
Expenses assuming no         $677           $945            $1,234       $2,053
redemption
----------------------------------------------------------------------------------
Class B:
----------------------------------------------------------------------------------
Expenses assuming            $665           $811            $1,081       $1,922
redemption
----------------------------------------------------------------------------------
Expenses assuming no         $165           $511             $881        $1,922
redemption
----------------------------------------------------------------------------------
Class C:
----------------------------------------------------------------------------------
Expenses assuming            $310           $649            $1,114       $2,400
redemption
----------------------------------------------------------------------------------
Expenses assuming no         $210           $649            $1,114       $2,400
redemption
----------------------------------------------------------------------------------
Class I:
----------------------------------------------------------------------------------
Expenses assuming            $109           $340             $590        $1,306
redemption
----------------------------------------------------------------------------------
Expenses assuming no         $109           $340             $590        $1,306
redemption
----------------------------------------------------------------------------------

-------------------------------------------------------------------------

What are the Funds' Fees and Expenses? (cont.)

Regions morgan keegan select mid cap growth fund (formerly aggressive growth fund)

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C and Class I Shares.

Shareholder Fees                                        Class A   Class B  Class C Class I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as     5.50%     None     None    None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as    0.00%     5.00%    1.00%   None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage      None     None     None    None
of offering price)
Redemption Fee (as a percentage of amount redeemed,       None     None     None    None
if applicable)
Exchange Fee                                              None     None     None    None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                           0.75%     0.75%    0.75%   0.75%
Distribution (12b-1) Fee                                  None     0.30%    0.75%   None
Shareholder Services Fee                                 0.25%     0.25%    0.25%   None
Other Expenses                                           0.30%     0.30%    0.30%   0.30%
Total Annual Fund Operating Expenses                     1.30%     1.60%    2.05%   1.05%


------------------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C and Class I Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                            1 Year       3 Years         5 Years        10 Years
Class A:
-------------------------------------------------------------------------------------
Expenses assuming            $675          $939          $1,224          $2,032
redemption
-------------------------------------------------------------------------------------
Expenses assuming no         $675          $939          $1,224          $2,032
redemption
-------------------------------------------------------------------------------------
Class B:
-------------------------------------------------------------------------------------
Expenses assuming            $663          $805          $1,071          $1,900
redemption
-------------------------------------------------------------------------------------
Expenses assuming no         $163          $505           $871           $1,900
redemption
-------------------------------------------------------------------------------------
Class C:
-------------------------------------------------------------------------------------
Expenses assuming            $308          $643          $1,103          $2,379
redemption
-------------------------------------------------------------------------------------
Expenses assuming no         $208          $643          $1,103          $2,379
redemption
-------------------------------------------------------------------------------------
Class I:
-------------------------------------------------------------------------------------
Expenses assuming            $107          $334           $579           $1,283
redemption
-------------------------------------------------------------------------------------
Expenses assuming no         $107          $334           $579           $1,283
redemption
-------------------------------------------------------------------------------------




Main Risks of Investing in the Funds
General Risks. An investment in any of the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Loss of money is a risk of investing in any of the Regions Morgan Keegan Select Funds.

Stock Market Risks. The Funds are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline. The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.
Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies.
Therefore, you should expect that investments in the GROWTH FUND, the VALUE FUND, the equity allocation in the BALANCED FUND, and, particularly, the MID CAP VALUE FUND and the MID CAP
GROWTH FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest more in large-capitalization companies.

Growth Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Risks. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.
For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Fixed Income Securities Risks. Risks of fixed income securities will impact the TREASURY MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, FIXED INCOME FUND, LIMITED MATURITY FUND, INTERMEDIATE TAX EXEMPT BOND FUND and the fixed income allocation in the BALANCED FUND. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.
In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.
The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value (NAV) of a Fund holding the security to go down.
If interest rates decline, an issuer may repay a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

Mortgage Backed Securities Risks. Mortgage backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.
Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

Futures and Options Risks. On behalf of a Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money.
Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in a Fund's portfolio.

Sector Risks. When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the VALUE FUND is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The GROWTH FUND is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The MID CAP VALUE FUND is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The MID CAP GROWTH FUND will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The INTERMEDIATE TAX EXEMPT BOND FUND will focus its investments in municipal securities.

Money Market Risks. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.


Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.
These features may make it more difficult to sell or buy a security at a favorable price or time.
Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Tax Risks. Tax risk is the risk that future legislative or court decisions may materially affect the ability of a Fund to pay tax exempt dividends.

Prepayment Risks. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
Any of these risks may have an adverse affect on a Fund's total return or yield.
Principal Strategies
Government Money Market Fund. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in government investments.
The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted in accordance with its purpose, which is solely to comply with Rule 35d-1. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.
The Fund's Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
|X|   current U.S. economic activity and the economic outlook;
|X|   current short-term interest rates;
|X| the Federal Reserve Board's policies regarding short-term interest rates; and
|X| the potential effects of foreign economic activity on U.S. short-term interest rates.
   o The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

The Adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


Treasury Money Market Fund. The Fund invests primarily in short-term obligations of the U.S. Treasury and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. The Fund may also invest in short-term AAA-rated securities of other investment companies, and engage in when-issued and delayed-delivery transactions.
Consistent with the Fund's AAA rating by Standard & Poor's, the Fund will maintain an average maturity of 60 days or less.

The Fund's primary objective is the production of current income while maintaining liquidity and stability of principal. To the extent that Fund income is derived from investments in U.S. Treasury securities, interest earned from the Fund may be exempt from state income taxation.

Limited Maturity Government Fund. The Fund invests in high-grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

The Fund manager employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of 1.5 to 3 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened.


Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade fixed income securities with short-to intermediate-term maturities.

Fixed Income Fund. The Fund invests in high-grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. The Fund manager employs a "top down" strategy in selecting investment securities.

Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of 3 to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened.

Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade, intermediate-term, fixed income securities.


Intermediate Tax Exempt Bond Fund. The Fund invests its assets so that normally distributions will be exempt from the federal regular income tax. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations.

A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the southern United States.

Key factors in the security selection process include regional economic trends and demographic patterns, national economic trends, interest rate momentum, and yield spreads. The Fund generally will invest a large portion of its assets in direct General Obligation Bonds consistent with the Adviser's economic forecast. Revenue bonds will be used to add additional yield, particularly in periods of economic growth. While investing in these tax exempt securities, the Adviser will conduct a thorough credit analysis of the issuer and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of three to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened and its allocation in revenue bonds increased.

The fixed income securities in which the Fund invests will have a minimum credit rating of "A" (Standard & Poor's/Moody) at the time of purchase.

Because the Fund refers to tax exempt fixed income securities in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax and alternative minimum tax. This policy may not be changed without shareholder approval.

Balanced Fund. The Fund invests in both equity and fixed-income investments, and will maintain a minimum of 25% of Fund assets in each asset class. The remaining 50% of Fund assets may be allocated between stocks and bonds, at the discretion of the Fund manager.

The Fund's equity allocation will focus on high-quality, companies. Using a blend of growth and value styles, the Fund manager seeks to identify companies which have clearly defined business strategies, produce revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly. The Fund's fixed income allocation focuses on intermediate-term debt securities, with an emphasis on U.S. Treasury and governmental agency issues. Corporate bond issues with a minimum credit rating of "A" (Standard & Poor's/Moody's) at the time of purchase may also be included as yield spreads become attractive.

Value Fund. The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth. The Fund manager attempts to identify those sectors of the economy which, given the current phase of the business cycle, are likely to realize gains in Share prices as market valuation factors readjust over time. Selected sectors and companies will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields generally will be higher than market averages. Common and preferred stocks are expected to produce dividends, and will generally possess market capitalizations of $1 billion or more.
Convertible securities of smaller companies may also be included in the Fund's portfolio.

The Fund manager seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly.


Growth Fund. The Fund invests in the common stocks of companies expecting to achieve above-average growth in earnings. The Fund manager selects industry sectors which expect favorable earnings growth, given the current phase of the business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit large market capitalizations and above-average price/earnings (P/E), price-to-book, and return on assets ratios. Dividend yields may be lower than market averages, owing to the growth emphasis of the Fund.

In addition to seeking companies with above-average potential for growth, the Fund manager will seek to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's target price, and adjusts the Fund's holdings accordingly.

Mid Cap Growth Fund. The Fund invests primarily in equities of medium-sized companies whose market capitalization ranges from $300 million to $10 billion.

The Fund manager selects industry sectors that are experiencing rapid growth based on the current state of the economy. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit higher-than-average price/earnings (P/E) and price-to-book ratios. Dividends are not considered to be important in the stock selection process.

The Fund manager seeks to identify companies that have clearly established business strategies, achieve increases in revenues and market share, and exploit market inefficiencies and opportunities. The Fund manager periodically reviews market prices in relation to the stock's target price, and adjust the Fund's holdings accordingly.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Mid Cap Value Fund. The Fund invests its assets primarily in common stocks of mid-sized U.S. companies (i.e. companies whose market capitalizations fall within the range tracked by the Standard & Poor's Midcap 400 Index at the time of purchase) that offer superior growth prospects or of companies whose stock is undervalued.

The Fund invests in common and preferred stocks of companies that are judged to be intrinsically undervalued in one of two ways: either the Shares are undervalued when compared to the underlying value of the firm's assets; or the Shares are undervalued when compared to the growth prospects of the firm. The fund managers seek to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Securities Descriptions
Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND invest.
      Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

      Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Generally, investors in fixed income securities are creditors of the issuer. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

      Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

      Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

      The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the INTERMEDIATE TAX EXEMPT BOND FUND may invest:
      General Obligation Bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

      Special Revenue Bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

      Private Activity Bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new facto ry to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to AMT. The INTERMEDIATE TAX EXEMPT BOND FUND may invest in bonds subject to AMT.

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.
Delayed Delivery Transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.
Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory payments.

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are "pass-through certificates." An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against interest rate risk.


Demand Master Notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an investor. These notes are payable (in full or in part) on demand by either party, usually with one to seven days notice.
They generally pay a floating or variable interest rate, and the principal amount may be periodically increased or decreased at the investor's option.

Portfolio Turnover. Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, a Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily fail to meet its goal and forego greater investment returns for the safety of principal.

Investment Ratings for Investment Grade Securities. The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, S&P assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.
If a security is downgraded below investment grade, the Adviser will reevaluate the security, but will not be required to sell it.
How to Buy Shares
What Do Shares Cost? You can purchase, redeem, or exchange Shares any day the New York Stock Exchange is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed.

When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV plus any applicable front-end sales charge. NAV is determined for the Funds (other than GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central
Time) each day the NYSE is open. The NAV for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND is determined twice daily at 11:00 a.m. (Central Time) and 3:00 p.m. (Central Time).


To open an account with the Funds, the minimum initial investment for the Fund's Class A Shares, Class B Shares and Class C Shares is $1,000. The minimum subsequent investment amount is $50. If you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, or if you establish a $50 monthly minimum addition to your account through the Funds' Systematic Investment Program (SIP), or if you open an IRA account, the minimum initial investment is $250. However, you can add to your existing Funds account through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transaction.

Effective June 7, 2004, Class B Shares will no longer be made available for public investment.

There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I Shares.



The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

Sales Charge When You Purchase (Class A Shares only)

Class A Shares. Class A Shares of the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND are sold at NAV. Class A Shares of the BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND are sold at NAV, plus a front end sales charge as listed below:

                                  Sales Charge
                                   as a % of
Amount of Transaction            Offering Price
Less than $50,000                    5.50%
$50,000 but less than                4.50%
$100,000
$100,000 but less than               3.75%
$ 250,000
$250,000 but less than               2.50%
$ 500,000
$500,000 but less than               2.00%
$1 million
$1 million or more                    NAV

Class A Shares of the LIMITED MATURITY GOVERNMENT FUND and FIXED INCOME FUND are sold at NAV, plus a front end sales charge as listed below:

                                Sales Charge
                                 as a % of
Amount of Transaction          Offering Price
Less than $100,000                 4.50%
$100,000 but less than             3.75%
$250,000
$250,000 but less than             3.00%
$500,000
$500,000 but less than $1          2.00%
million
$1 million or more                  NAV

Class A Shares of the INTERMEDIATE TAX EXEMPT BOND FUND are sold at NAV, plus a front end sales charge as listed below:

                                  Sales Charge
                                   as a % of
Amount of Transaction            Offering Price
Less than $50,000                    2.00%
$50,000 but less than                1.75%
$100,000
$100,000 but less than               1.50%
$ 250,000
$250,000 but less than               1.00%
$ 500,000
$500,000 but less than               0.75%
$1 million
$1 million or more1                   NAV


 1A contingent deferred sales charge (CDSC) of 1.00% may apply. See
  "Sales Charge When You Redeem."
The front end sales charge for Class A Shares may be eliminated or reduced at purchase if:

oyou purchase Shares through financial intermediaries that do not receive sales charge dealer concessions;

oyou have redeemed Shares from another broker dealer and invest the same amount or greater in the Funds provided that you paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;
oyou are a Trust customer purchasing through Regions Morgan Keegan
Trust;
oyou  purchase   Shares  through  "wrap   accounts",   asset   allocation
programs, or similar programs, under which clients may pay a fee for services;
oyou purchase Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));
oyou sign a letter of intent to purchase a specific dollar amount of additional Shares within 13 months (all Funds except Treasury Money Market Fund and Government Money Market); or oyou are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, and your spouse and dependent children.


Class I Shares: You will not be charged any sales charge when purchasing or redeeming these Shares, nor will you pay any distribution (12b-1) fees. Class I Shares are available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees. Contact your Trust Administrator or Morgan Keegan Company Inc. (Morgan Keegan) financial advisor for information.




Dealer Concessions: The Funds, with the exception of the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND, may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be paid an advance commission for sales of the Class B or Class C Shares of the Regions Morgan Keegan Select Funds. Such payments may be in the form of cash or promotional incentives.

How Do I Purchase Shares? You may purchase Class A Shares, Class B Shares, Class C Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may purchase Shares of a Fund through their local Trust Administrator.
You may purchase Shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase Shares of a Fund through a program of services offered or administered by a Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Trust Administrator, Morgan Keegan or the Authorized Dealer (Investment Professional) by 11:00 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. You will receive the next calculated NAV if the Investment Professional forwards the order to the Fund on the same day and the Fund receives payment on the same business day (in the case of GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND) or the next business day for the other Funds. Each Fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, Morgan Keegan, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. You are not the owner of Fund Shares (and therefore will not receive dividends) until payment for the Shares is received.
By Systematic Investment Program. Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.
How to Exchange Shares
Exchange Privilege. You may exchange Shares of a Fund into Shares of the same class of another Fund without paying a sales charge by calling or writing to Regions Bank, Morgan Keegan, or an Authorized Dealer as appropriate. Texas residents must telephone Federated Securities Corp. at 1-800-356-2805 to exchange Shares. To do this, you must:
   o  meet any minimum initial investment requirements; and
   o receive a prospectus for the Fund into which you wish to exchange. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

The date of original purchase of exchanged Shares (Class B or Class C Shares) will be used for purposes of calculating the CDSC imposed upon redemption of exchanged-for-Shares.

You may exchange Class C Shares with Class B Shares of TREASURY MONEY MARKET FUND since there are no Class C Shares offered by that Fund.

You may exchange Shares between the Regions Morgan Keegan Select Funds (distributed by Federated Securities Corp.) and the Regions Morgan Keegan Select Funds (distributed by Morgan Keegan) at NAV.
A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

Shareholders contemplating exchanges into the Funds should consult their tax advisers since the tax advantages of each Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

By Telephone: Telephone exchange instructions must be received by your Investment Professional before 11 a.m. (Central Time) for the
GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds' Shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if they change telephone transaction privileges.
How to Redeem Shares
You may redeem your Fund Shares by several methods. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

You may redeem Class A Shares, Class B Shares, Class C Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may redeem Shares of a Fund through their local Trust Administrator.
Sales Charge When You Redeem

Class A Shares (Purchase amount of $1 million or greater). A CDSC of 1.00% of the redemption amount applies to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares. Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge
(CDSC).
For the TREASURY MONEY MARKET FUND, no CDSC is imposed on Shares that had been originally purchased into the Fund. A CDSC may be charged if Shares were originally purchased in another Class B Shares or Class C Shares fluctuating NAV fund and have been subsequently exchanged into Class B Shares of the TREASURY MONEY MARKET FUND, depending upon the original purchase date.



Shares Held Up To:*CDSC
1 year             5.00%
2 years            4.00%
3 years            3.00%
4 years            3.00%
5 years            2.00%
6 years            1.00%
7 years or greater 0.00%

*All purchases into the B Class of Shares on or after 12/1/01 will follow the new CDSC schedule as listed above.
Purchases made prior to 12/1/01 will follow the CDSC schedule as follows:

Shares Held Up To:CDSC
1 year            3.00%
2 years           2.00%
3 years           1.00%
4 years           0.00%

Class C Shares. Redemptions of Class C Shares purchased before January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 18 months of the purchase. Redemptions of Class C Shares purchased after January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 12 months of the purchase.
You will not be charged a CDSC when redeeming Class B Shares and Class
C Shares:
o     if you are a Trust customer redeeming through Regions Morgan
Keegan Trust;
o if you purchased Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA,
      401(k));
o on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
o on Shares acquired through reinvestment of dividends and capital gains;
o if your redemption is a required distribution and you are over the age of 701/2 from an individual retirement account or other retirement plan;
o upon the death or disability of the last surviving shareholder(s) of the account;
o     on Shares purchased prior to June 1, 1997; or
o if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement.
o when redeeming and directing the proceeds for purchase of Shares of a portfolio of Morgan Keegan Select Funds. It is your responsibility to inform the broker of your intention to exercise this option at the time of the redemption and purchase.
o you purchased Shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for services.
To keep the sales charge as low as possible, the Funds will sell your Shares in the following order:
o     Shares that are not subject to a CDSC; and
o     Shares held the longest.
Then, the CDSC is based on the NAV at the time you purchased or redeemed those Shares, whichever is lower.
To place a redemption order, Trust customers of Regions Bank should telephone their local Trust Administrator. All others should contact their local Morgan Keegan office or Authorized Dealer. Shareholders who purchased Shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.
Systematic Withdrawal Program. You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming Shares using this program.
Systematic Withdrawal Program (SWP) On Class B Shares. You will not be charged a CDSC on SWP redemptions if:
o     you redeem 12% or less of your account value in a single year;
o     you reinvest all dividends and capital gains distributions; and
o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)
You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually. Checkwriting (Government Money Market Fund and Treasury Money Market
Fund only). Checkwriting privileges may be available. Please contact your fund representative for details.

Telephone Instructions. Telephone redemption instructions must be received by your Investment Professional before 11 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds' Shares to be redeemed that day. Orders for redemptions received after these times on any business day will be executed at the close of the next business day.

Mail Instructions. To redeem Shares by mail, written requests must be received in proper form and can be made through the Trust Department, Morgan Keegan or any Authorized Dealer. The redemption request should include the shareholder's name, Fund name and class of Shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund.
Shareholders are encouraged to telephone the Trust Department, or Morgan Keegan for assistance in redeeming by mail.
Redemption requests for the Funds must be received by 11:00 a.m.
(Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for Shares to be redeemed at that day's NAV.
Conditions for Redemptions
Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:
   o when you want a redemption to be sent or wired to an address other than the one you have on record with a Fund;
   o when you want the redemption payable to someone other than the shareholder of record; or
   o when your redemption is to be sent to an address of record that was changed within the last 90 days. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

However, payment may be delayed up to seven days:
   o  to allow your purchase payment to clear;
   o  during periods of market volatility; or
   o when your trade activity or amount adversely impacts a Fund's ability to manage its assets.

Distribution of Fund Shares
Federated Securities Corp., a subsidiary of Federated Investors, Inc., (Federated) is the principal distributor for Shares of the Funds and a number of other investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon Shares owned by their clients or customers. These services include general marketing services distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' Shares.

Rule 12b-1 Plan (Class B Shares and Class C Shares). The Funds have adopted a Rule 12b-1 Plan on behalf of the Class B Shares and Class C Shares of the Funds.
The 12b-1 fee paid by each Class is as follows:


                     12b-1 Fee Paid 12b-1 Fee Paid
                     as a Percentageas a Percentage
                       of Class B     of Class C
  Fund                Shares Assets  Shares Assets
Treasury Money
    Market Fund           0.40%           N/A
Limited Maturity
    Government Fund       0.25%          0.75%
Fixed Income Fund         0.30%          0.75%
Intermediate Tax
    Exempt Bond Fund       N/A           0.75%
Balanced Fund             0.30%          0.75%
Mid Cap Value Fund        0.30%          0.75%
Value Fund                0.30%          0.75%
Growth Fund               0.30%          0.75%
Mid Cap
    Growth Fund           0.30%          0.75%


The Distributor and financial intermediaries are paid a 12b-1 fee for the sale, distribution and customer servicing of Class B Shares and Class C Shares of the Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.
Account and Share Information
Confirmation and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). The GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND sends you monthly confirmations to report all transactions including dividends paid during the month. In addi tion, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.
You may request photocopies of historical confirma tions from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains


Fund                      Dividends Declared and Paid
Balanced Fund                      quarterly
Value Fund                         quarterly
Growth Fund                        quarterly
Mid Cap Growth Fund                quarterly
Mid Cap Value Fund                 quarterly
Fixed Income Fund                daily/monthly
Limited Maturity
  Government Fund                daily/monthly
Intermediate Tax
  Exempt Bond Fund               daily/monthly
Government Money
  Market Fund                    daily/monthly
Treasury Money Market Fund       daily/monthly


Dividends are declared and paid to shareholders invested in a Fund on the record date.
In addition, each Fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.
If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount.
Before Shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional Shares to meet the minimum.
Share Certificates. The Funds do not issue share certificates.
 Tax Information
Federal Income Tax. The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns.
It is anticipated that Intermediate Tax Exempt Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes.
The other Funds distribute taxable dividends and capital gains. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability. Fund distributions are expected to be primarily dividends for the GOVERNMENT MONEY MARKET FUND, TREASURY MONEY MARKET FUND, LIMITED MATURITY GOVERNMENT FUND and INTERMEDIATE TAX EXEMPT BOND FUND, and both dividends and capital gains for all other Funds.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Regions Morgan Keegan Select Funds Information
Management of the Funds. The Board of Trustees governs the Trust. The Board selects and oversees the Adviser. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 417 North 20th Street, 15th Floor, Birmingham, Alabama, 35203.
Adviser Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:


FUND                                             ADVISER FEE
GOVERNMENT MONEY MARKET FUND                        0.50%
TREASURY MONEY MARKET FUND                          0.50%
INTERMEDIATE TAX EXEMPT BOND FUND                   0.50%
LIMITED MATURITY GOVERNMENT FUND                    0.70%
FIXED INCOME FUND                                   0.75%
MID CAP GROWTH FUND                                 0.75%
GROWTH FUND                                         0.80%
BALANCED FUND                                       0.80%
VALUE FUND                                          0.80%
MID CAP VALUE FUND                                  0.80%


The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time at its sole discretion.
Adviser's Background. Founded in 1986, the Adviser is an indirect, wholly owned subsidiary of Regions Financial Corp., a bank holding company organized under the laws of the State of Delaware. As of December 31, 2003, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States. Morgan Keegan and Company, which is an affiliate of the Adviser, is the Funds' transfer agent and receives a fee for services. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed.
The Adviser also serves as investment adviser to the other portfolios of the Funds and to Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of four portfolios. The Adviser has, as of December 31, 2003, more than $8.2 billion in total assets under management.

Investment Subadviser to the Mid Cap Value Fund.
Channing Capital Management, Inc. (CCM), whose address is 10 South LaSalle Street, Suite 2650, Chicago, IL, 60603, serves as the subadviser to the Mid Cap Value Fund pursuant to an investment sub-advisory agreement with the Adviser and the Fund. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions. Through its portfolio management team, CCM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.
Performance Information for Predecessor Collective Trust Fund
Class B Shares of the MID CAP GROWTH FUND are the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The Adviser has represented that the Fund's investment objective, policies and limitations are all in material respects equivalent to those of the collective trust fund.
Class B Shares' average annual compounded total returns for the one-, three-, five- and 10-year periods ended December 31, 2003, reflecting the contingent deferred sales charge (See the section entitled "How to Buy Shares -- What Do Shares Cost" in this prospectus) were 34.13%, 2.16%, 15.42% and 16.37%, respectively. Class B Shares' average annual compounded total returns for the one-, three-, five-, and 10-year periods ended December 31, 2003, without reflecting the contingent deferred sales charge were 39.13%, 3.11%, 15.65% and 16.37%, respectively. The quoted performance data includes the performance of the collective trust fund for periods before the Fund's registration statement became effective and reflects projected Fund expenses absent waivers. The past performance data shown above is no guarantee of the Fund's future performance. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely effected.


Regions Morgan Keegan Select Funds Personnel
  Carter E. Anthony, CFA     President and Chief         Responsible for the comprehensive investment
                                                         policy for
                              Investment Officer         Morgan Asset Management. Experience: Over
                                                         thirty years in
                              Morgan Asset Management    the management and research of fixed income
                                                         and equity
                                                         investments for insurance company and trust
                                                         assets.
                                                         Education: B.S. Economics, University of
                                                         Alabama, 1967;
                                                         B.A. Accounting, University of West Florida,
                                                         1972; M.B.A.
                                                         University of Alabama at Birmingham, 1977;
                                                         M.S. Ed.,
                                                         Counseling, 1980; Graduate of the School of
                                                         Mortgage
                                                         Banking, Northwestern University, 1975;
                                                         Fellow, Life
                                                         Management Institute-Investments, 1977;
                                                         Chartered
                                                         Financial Analyst, 1984.

  Craig S. Harris, CFA       Senior Fund Manager and     Responsible for the day to day management of
                                                         the Value
                              Chairman, Strategy Group,  Fund. Directs and reports the long-term strategy for the
                              Morgan Asset Management    company. Experience: Thirteen years in trust,
                                                         investment
                              Value Fund                 management and research administration for
                                                         the fixed
                                                         income funds in the Regions Education: B.S.
                                                         Business
                                                         Administration and Finance, Bellhaven
                                                         College, 1989;
                                                         Graduate of the Southern Trust School, 1996.
                                                         Chartered
                                                         Financial Analyst, 1997.

  John B. Norris, V          Senior Fund Manager and     Responsible for the day to day management of
                                                         the money
                              Senior Fixed Income        market and fixed income funds. Directs the
                                                         long-term fixed
                              Strategist, Economist      income strategy. Also, reports and writes all
                                                         of the
                              Morgan Asset Management    company's economic findings. Experience:
                                                         Twelve years in
                              Treasury Money Market Fund,the management and research of money market and fixed
                              Government Money Market    income investments. Education: B.A. History,
                                                         Wake Forest
                              Fund, Limited Maturity     University, 1990; M.B.A. University of
                                                         Baltimore, 1994;
                              Fund, Fixed Income Fund,   Member of the Institute of Certified
                                                         Investment
                              Intermediate Tax Exempt    Management
                              Bond Fund, Balanced Fund
                              (Fixed Income Allocation)

  Peyton I. Diliberto        Portfolio Manager           Responsible for the day to day management and
                              Morgan Asset Management    transactions in the money market funds.
                                                         Experience: Four
                              Treasury Money Market      years in investment management, research and
                                                         banking.
                              Fund, Government Money     Education: B.S. Finance, University of
                                                         Alabama at
                              Market Fund                Birmingham, 1999.



  Charles A. Murray, CFA  Senior Fund Manager and Responsible for the day to day management of the Growth
                           Senior           EquityFund, Mid Cap Growth Fund, Capital Growth
                          Strategist              Fund and
                           Morgan Asset Managementthe Balanced Fund (Equity Allocation). He
                                                  is also the
                           Growth Fund, Mid Cap   company's semiconductor analyst.
                                                  Experience: Over thirty
                           Growth Fund, Balanced  years in investment management, research and banking.
                           Fund            (EquityEducation: B.S. Finance, University of
                          Allocation),            Alabama, 1970;
                           Capital Growth Fund    Chartered Financial Analyst, 1993.

  David B. Rees, Jr., CFA Senior Fund Manager    Responsible for the day to day management
                                                 of the Value
                          Morgan Asset ManagementFund; Member, Strategy Group. Experience:
                                                 Nine years in
                          Value Fund             brokerage, investment management and
                                                 research.
                                                 Education: B.S. Finance, Auburn
                                                 University, 1992; M.B.A.
                                                 Auburn University, 1994; Chartered
                                                 Financial Analyst, 2001.

  David P. McGrath        Senior Fund Manager    Responsible for the day to day management
                                                 of the
                          Morgan Asset ManagementGrowth Fund, Mid Cap Growth Fund, Capital
                                                 Growth Fund
                          Growth Fund, Mid Cap   and the Balanced Fund (Equity Allocation);
                          Growth Fund, Balanced  Member, Strategy Group. Experience: Nine
                                                 years in
                          Fund (Equity           investment management and research.
                          Allocation),           Education:
                          Capital Growth Fund    B.S. Finance, University of Memphis, 1995;
                                                 M.B.A.
                                                 Bryant College, 1998.

  Lee S. Cox, CMFC        Vice President and     Responsible for the day to day sales and
                                                 marketing of the
                          Sales Manager Regions  Regions Morgan Keegan Select Family of
                                                 Funds. Experi-
                          Morgan Keegan Select   ence: Fourteen years in sales and
                          Funds                  marketing of investment
                                                 management and mutual fund products. Four
                                                 years as a leg-
                                                 islative aide to former Senator Howell
                                                 Heflin (D. Ala.).
                                                 Education: B.A. Christian Ministries,
                                                 Asbury College, 1984;
                                                 M.A. Public Policy, Regent University,
                                                 1986; Chartered
                                                 Mutual Fund Counselor, 2000.

Channing Capital Management, Inc. Personnel
  Eric T. McKissack, CFA  Co-founder and         Responsible for the day to day management
                                                 of the Mid Cap
                          Chief Investment       Value Fund. Over twenty years in
                          Officer                investment management
                                                 and research. Education: B.S. Management,
                                                 Massachusetts
                                                 Institute of Technology; Chartered
                                                 Financial Analyst.


Financial Highlights


The Financial Highlights will help you understand a Fund's financial performance for its past five years or since inception, if the life of a Fund is shorter. Some of the information is Share basis. Total returns represent the rate an investor would have earned (or lost) on a investment in a Fund, assuming reinvestment of any dividends and capital gains. This information audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' audited financial statements is included in the Annual Report.

For a share outstanding throughout each period.


Regions Morgan Keegan Select Funds

A Preliminary Statement of Additional Information (SAI) dated June 1, 2004, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the preliminary SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or a Fund at 1-877-757-7424.


You can obtain information about a Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Regions Morgan Keegan Select Funds 417 North 20th Street 15th Floor P.O. Box 10247 (Zip code: 35202) Birmingham, Alabama 35203
1-877-757-7424 Federated Securities Corp.
Distributor

Investment Company Act File No. 811-6511 007576 (1/04)

Regions Morgan Keegan Select
  Balanced Fund Class A Shares                 FPALX       75913Q209
Regions Morgan Keegan Select
  Balanced Fund Class B Shares                 FPBLX       75913Q100
Regions Morgan Keegan Select
  Balanced Fund Class C Shares                 RMKBX       75913Q811
Regions Morgan Keegan Select
  Fixed Income Fund Class A Shares             RFIFX       75913Q803
Regions Morgan Keegan Select
  Fixed Income Fund Class B Shares             FPFTX       75913Q704
Regions Morgan Keegan Select
  Fixed Income Fund Class C Shares             RMKGX       75913Q779
Regions Morgan Keegan Select
  Government Money Market Fund Class A         RMKXX       75913Q829
  Shares
Regions Morgan Keegan Select
  Growth Fund Class A Shares                   RGRAX       75913Q407
Regions Morgan Keegan Select
  Growth Fund Class B Shares                   FPETX       75913Q308
Regions Morgan Keegan Select
  Growth Fund Class C Shares                   RMKGX       75913Q761
Regions Morgan Keegan Select
  Intermediate Tax Exempt Bond Fund Class      RTEAX       75913Q571
  A Shares
Regions Morgan Keegan Select
  Intermediate Tax Exempt Bond Fund Class      RTESX       75913Q563
  C Shares
Regions Morgan Keegan Select
  Intermediate Tax Exempt Bond Fund Class      RTEIX       75913Q555
  I Shares
Regions Morgan Keegan Select
  Limited Maturity Government Fund Class A     RLMGX       75913Q852
  Shares
Regions Morgan Keegan Select
  Limited Maturity Government Fund Class B     FPLGX       75913Q860
  Shares
Regions Morgan Keegan Select
  Limited Maturity Government Fund Class C     RMKLX       75913Q795
  Shares
Regions Morgan Keegan Select
  Mid Cap Growth Fund Class A Shares           RAGAX       75913Q837
Regions Morgan Keegan Select
  Mid Cap Growth Fund Class B Shares           RAGRX       75913Q845
Regions Morgan Keegan Select
  Mid Cap Growth Fund Class C Shares           RMKAX       75913Q753
Regions Morgan Keegan Select
  Mid Cap Value Fund Class A Shares            RSEFA       75913Q613
Regions Morgan Keegan Select
  Mid Cap Value Fund Class B Shares            RSEFB       75913Q597
Regions Morgan Keegan Select
  Mid Cap Value Fund Class C Shares            RSEFB       75913Q589
Regions Morgan Keegan Select
  Treasury Money Market Fund Class A           FITXX       75913Q878
  Shares
Regions Morgan Keegan Select
  Treasury Money Market Fund Class B           FPIXX       75913Q886
  Shares
Regions Morgan Keegan Select
  Value Fund Class A Shares                    RVLAX       75913Q605
Regions Morgan Keegan Select
  Value Fund Class B Shares                    FPEIX       75913Q506
Regions Morgan Keegan Select
  Value Fund Class C Shares                    RMKVX       75913Q787

Federated Securities Corp., Distributor

007576 (6/04)
TRU160









                     Regions Morgan Keegan Select Funds
                               Class A Shares

                               Class B Shares

                               Class C Shares

                               Class I Shares




    Preliminary Combined Statement of Additional Information Dated June 1,
    2004


    Subject to Completion


    The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


----------------------------------------------------------------------------
    o Regions Morgan Keegan Select Treasury Money Market Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    o Regions Morgan Keegan Select Government Money Market Fund
----------------------------------------------------------------------------
    o Regions Morgan Keegan Select Limited Maturity Government Fund
    o Regions Morgan Keegan Select Fixed Income Fund
----------------------------------------------------------------------------
    o Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    o Regions Morgan Keegan Select Balanced Fund
----------------------------------------------------------------------------
    o Regions Morgan Keegan Select Value Fund
    o Regions Morgan Keegan Select Growth Fund
----------------------------------------------------------------------------
    o Regions Morgan Keegan Select Mid Cap Growth Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    (formerly, Regions Morgan Keegan Select Aggressive Growth Fund)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    o Regions Morgan Keegan Select Mid Cap Value Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    (formerly, Regions Morgan Keegan Select Strategic Equity Fund)
----------------------------------------------------------------------------

    This Preliminary Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the preliminary prospectus for Regions Morgan Keegan Select Funds, dated June 1, 2004. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or Annual Report without charge by calling 1-877-757-7424.



    Regions Morgan Keegan Select Funds
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010


CUSIP
75913Q886        75913Q878        75913Q753
75913Q860        75913Q852        75913Q761
75913Q704        75913Q803        75913Q779
75913Q100        75913Q209        75913Q787
75913Q506        75913Q605        75913Q795
75913Q308        75913Q407        75913Q811
75913Q837        75913Q845        75913Q613
75913Q829        75913Q597        75913Q589
75913Q571        75913Q563        75913Q555
29636 (6/04)




FEDERATED SECURITIES CORP.
--------------------------------------
Distributor

A subsidiary of FEDERATED INVESTORS, INC.




Table of Contents
----------------------------------------------------------------------------

How are the Funds Organized        1

----------------------------------------------------------------------------

Securities in Which the Funds Invest      1
----------------------------------------------------------------------------


Securities Descriptions, Techniques and Risks  3
----------------------------------------------------------------------------


Investment Limitations            11
----------------------------------------------------------------------------


Determining Market Value of Securities    13
----------------------------------------------------------------------------


What Do Shares Cost?              15
----------------------------------------------------------------------------


How are the Funds Sold?           15
----------------------------------------------------------------------------


How to Buy Shares                 15
----------------------------------------------------------------------------


Massachusetts Partnership Law     16
----------------------------------------------------------------------------



Account and Share Information     16
----------------------------------------------------------------------------

----------------------------------------------------------------------------

What are the Tax Consequences?    16
----------------------------------------------------------------------------


Who Manages the Funds?            17
----------------------------------------------------------------------------


How Do the Funds Measure Performance?     24
----------------------------------------------------------------------------


Performance Comparisons           26
----------------------------------------------------------------------------


Economic and Market Information   29
----------------------------------------------------------------------------


Financial Statements              29
----------------------------------------------------------------------------


Appendix                          30
----------------------------------------------------------------------------


Addresses                         32
----------------------------------------------------------------------------

                                                                           1
----------------------------------------------------------------------------
HOW ARE THE FUNDS ORGANIZED?
----------------------------------------------------------------------------



The Regions Morgan Keegan Select Funds were established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." As of the date of this Statement, the Trust consists of ten separate portfolios of securities (Funds) which are as follows: Regions Morgan Keegan Select Treasury Money Market Fund (Treasury Money Market Fund); Regions Morgan Keegan Select Government Money Market Fund (Government Money Market Fund); Regions Morgan Keegan Select Limited Maturity Government Fund (Limited Maturity Government Fund); Regions Morgan Keegan Select Fixed Income Fund (Fixed Income Fund); Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund); Regions Morgan Keegan Select Balanced Fund (Balanced Fund); Regions Morgan Keegan Select Value Fund, (Value Fund); Regions Morgan Keegan Select Growth Fund, (Growth Fund); Regions Morgan Keegan Select Mid Cap Growth Fund (Mid Cap Growth Fund) and Regions Morgan Keegan Select Mid Cap Value Fund (Mid Cap Value Fund). The Mid Cap Growth Fund and Mid Cap Value Fund changed their names from Regions Morgan Keegan Select Aggressive Growth Fund and Regions Morgan Keegan Select Strategic Equity Fund, respectively, on January 31, 2004. Shares of Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund, Mid Cap Growth Fund and Mid Cap Value Fund are offered in four classes of shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares (individually and collectively referred to as "Shares" as the context may require). Additionally, Shares of the Treasury Money Market Fund are offered in Class A and Class B Shares; Shares of the Intermediate Tax Exempt Bond Fund are offered in Class A, Class C and Class I Shares; and the Government Money Market Fund offers only Class A Shares. This SAI relates to all classes of the above-mentioned Shares of the Funds. Effective June 7, 2004, Class B Shares will no longer be made available for public investment.



----------------------------------------------------------------------------
SECURITIES IN WHICH THE FUNDS INVEST
----------------------------------------------------------------------------

Following is a table that indicates which types of securities are a:

o     P = Principal investment of a Fund; (shaded in chart)
o     A = Acceptable (but not principal) investment of a Fund; or
o     N = Not an acceptable investment of a Fund.

-----------------------------------------------------------------------------------------------
   Securities        Treasury      Government       Limited                      Intermediate
                   Money Market   Money Market     Maturity     ----------------  Tax Exempt
                       Fund           Fund      Government Fund   Fixed Income     Bond Fund
                                                                      Fund
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    American            N              N               N               N               N
   Depositary
    Receipts
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Asset-Backed          N              N               A               A               N
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Bank Instruments        N              N               A               A               A
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Borrowing           A              A               A               A               A
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Commercial Paper        N              N               A               A               A
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Common Stock1         N              N               N               N               N
-----------------------------------------------------------------------------------------------
   Convertible          N              N               N               N               N
   Securities2
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
     Credit             N              N               A               A               A
   Enhancement
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Derivative           N              N               A               A               A
  Contracts and
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 Corporate Fixed        N              N               A               P               N
    Rate Debt
 Obligations 2,3
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Corporate           N              N               A               A               N
  Floating Rate
Debt Obligations
       2,3
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
     Foreign            N              N               A               A               N
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Futures and          N              N               A               A               N
     Options
  Transactions
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Illiquid            A              A               A               A               A
   Securities4
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Lending of           A              A               A               A               A
    Portfolio
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 Mortgage-Backed        N              N               A               A               N
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 Municipal Debt         N              N               A               A               P
   Obligations
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Other Money          N              N               A               A               A
     Market
   Instruments
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Preferred Stocks        N              N               N               N               N
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Repurchase           N              P               A               A               A
   Agreements

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Securities of         A              A               A               A               A
Other Investment
    Companies
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 Stripped Bonds         N              N               A               A               A
------------------
-----------------------------------------------------------------------------------------------
 U.S. Government        P              P               P               P               P
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Warrants            N              N               N               A               N

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 When-Issued and        A              A               A               A               A
Delayed Delivery
  Transactions
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Zero Coupon          N              N               N               A               A
   Convertible
   Securities
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
   Securities                                                                       Mid Cap
                  Balanced Fund  Mid Cap Value    Value Fund      Growth Fund     Growth Fund
                                      Fund
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    American            A              A               A               A               A
   Depositary
    Receipts
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Asset-Backed          A              N               N               N               N
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Bank Instruments        A              A               A               A               A
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Borrowing           A              A               A               A               A
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Commercial Paper        A              A               A               A               A
------------------
-----------------------------------------------------------------------------------------------
  Common Stock1         P              P               P               P               P
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Convertible          A              A               A               A               A
   Securities2
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Derivative           A              A               A               A               A
  Contracts and
   Securities
------------------               --------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 Corporate Fixed        P              N               N               N               N
    Rate Debt
 Obligations 2,3
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Corporate           P              N               N               N               N
  Floating Rate
Debt Obligations
       2,3
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
     Foreign            A              A               A               A               A
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Futures and          A              A               A               A               A
     Options
  Transactions
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Illiquid            A              A               A               A               A
   Securities4
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Lending of           A              A               A               A               A
    Portfolio
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 Mortgage-Backed        A              N               N               N               N
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 Municipal Debt         A              N               N               N               N
   Obligations
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Other Money          A              A               A               A               A
     Market
   Instruments
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Preferred Stocks        A              A               A               A               A
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Repurchase           A              A               A               A               A
   Agreements
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Securities of         A              A               A               A               A
Other Investment
    Companies
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 Stripped Bonds         A              N               N               N               N
------------------               --------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 U.S. Government        P              A               A               A               A
   Securities
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Warrants            A              A               A               A               A

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 When-Issued and        A              A               A               A               A
Delayed Delivery
  Transactions
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
   Zero Coupon          A              A               A               A               A
   Convertible
   Securities
-----------------------------------------------------------------------------------------------


1. The Value Fund and the Growth Fund will invest in common stocks of companies with market capitalizations of $2 billion or more at the time of purchase, the Mid Cap Value Fund will invest in common stocks of companies whose market capitalizations fall witing the range tracked by the Standard & Poor's Midcap 400 Index at the time of purchase, and the Mid Cap Growth Fund will invest in common stocks of companies with market capitalizations of $10 billion or less at the time of purchase.

2. The Balanced Fund and Value Fund may invest up to 25% of their respective total assets in below investment grade convertible securities (rated BB and below by a nationally recognized statistical rating organization (NRSRO)), such as Moody's, S&P and Fitch.

3. The Corporate Debt Obligations that the Funds invest will be rated in one of the three highest rating categories by an NRSRO.

4. All Funds, except the Treasury Money Market Fund-and the Government Money Market Fund, may invest up to 15% of their respective assets in illiquid securities. The Treasury Money Market Fund and the Government Money Market Fund may invest up to 10% of their assets in illiquid securities.

----------------------------------------------------------------------------
SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
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Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

   Common Stocks

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks

   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

   Interests in Other Limited Liability Companies

   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)

   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants

   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

   Treasury Securities

   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.



   Agency Securities

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

   Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



   Corporate Debt Securities

   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      Commercial Paper

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

      Demand Instruments

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.



   Tax Exempt Securities

   Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which a Fund may invest:


     General Obligation Bonds

     General Obligation Bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds

     Special Revenue Bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

     Private Activity Bonds

     Private Activity Bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to AMT. A Fund may invest in bonds subject to AMT.

   Municipal Securities

   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

   Mortgage Backed Securities

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

   Collateralized Mortgage Obligations (CMOs)

   CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

      Sequential CMOs

      In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.



      PACs, TACs and Companion Classes

      More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


      IOs and POs

      CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
      POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.


      Floaters and Inverse Floaters

      Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


      Z Classes and Residual Classes

      CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

   The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   Asset Backed Securities

   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Zero Coupon Securities

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.


   Bank Instruments

   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   Credit Enhancement

   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Fund's investment adviser, Morgan Asset Management, Inc., (Adviser), usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.





Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts, including combinations thereof:



   Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. A Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

   Options

   Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

   A Fund may buy the following types of options:

   Call Options

   A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A Fund may use call options in the following ways:

o Buy call options on indices, individual securities, index futures, and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o Write call options on indices, portfolio securities, index futures, and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, that Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
   Put Options

   A put option gives the holder the right to sell the underlying asset to the writer of the option. A Fund may use put options in the following ways:

o Buy put options on indices, individual securities, index futures, and financial futures in anticipation of a decrease in the value of the underlying asset; and

o Write put options on indices, portfolio securities, index futures, and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   A Fund may also buy or write options, as needed, to close out existing option positions.



Temporary Defensive Investments

For temporary defensive purposes and to maintain liquidity, the Funds may invest in cash and cash items, including short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.



Special Transactions

   Repurchase Agreements

   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Delayed Delivery Transactions

   When issued transactions are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Funds. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Funds. When issued transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.

      To Be Announced Securities (TBAs)

      As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by a Fund.


   Securities Lending

   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

   The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Funds must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to market risks and credit risks. Some Funds may have leverage risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.


INVESTMENT RISKS


There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.


Liquidity Risks

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Interest Rate Risks.
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Bond Market Risks

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Call Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.


Risks Associated with Complicated CMOs

o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


Leverage Risks
o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Sector Risks
o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the Value Fund is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The Growth Fund is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The Mid Cap Value Fund is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The Mid Cap Growth Fund will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The Intermediate Tax Exempt Bond Fund will focus its investments in municipal securities.



Tax Risks
o Tax Risk is the risk that future legislative or court decisions may materially affect the ability of the Intermediate Tax Exempt Bond Fund to pay tax exempt dividends.

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INVESTMENT LIMITATIONS
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FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval.

Issuing Senior Securities and Borrowing Money

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended, (the Act).

Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. As a non-fundamental policy, for purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the Securities & Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of their total assets in any one industry.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be underwriters under the Securities Act of 1933.

Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Buying on Margin

The Treasury Money Market Fund, Government Money Market Fund and Limited Maturity Government Fund will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

The Fixed Income Fund, Intermediate Tax Exempt Bond Fund, Balanced Fund, Value Fund and Growth Fund will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that these Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities

The Treasury Money Market Fund and Government Money Market Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

The Limited Maturity Government Fund, Fixed Income Fund, Intermediate Tax Exempt Bond Fund, Balanced Fund, Value Fund, Growth Fund, Mid Cap Value Fund and Mid Cap Growth Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets.

Investing in Securities of Other Investment Companies

The Funds may invest their assets in securities of other investment companies.

Reverse Repurchase Agreements

The Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Concentration of Investments

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

Arbitrage Transactions

The Funds will not enter into transactions for the purpose of engaging in arbitrage.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of their policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

Regulatory Compliance. The Treasury Money Market Fund and Government Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations. In particular, the Treasury Money Market Fund and Government Money Market Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Treasury Money Market Fund and Government Money Market Fund's total assets in the securities of any one issuer, although the Treasury Money Market Fund and Government Money Market Fund's fundamental investment limitations only require such 5% diversification with respect to 75% of their assets. The Treasury Money Market Fund and Government Money Market Fund will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Treasury Money Market Fund and Government Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

Portfolio Turnover. For the fiscal years ended November 30, 2003 and 2002, the portfolio turnover rates were 63% and 53%, respectively, for Limited Maturity Government Fund; 72% and 50%, respectively, for the Fixed Income Fund; 98% and 82%, respectively, for the Balanced Fund; 231% and 163%, respectively, for the Value Fund; 44% and 112%, respectively, for the Growth Fund; 49% and 126%, respectively, for the Mid Cap Growth Fund; and 126% for the Mid Cap Value Fund.

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DETERMINING MARKET VALUE OF SECURITIES
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USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the Treasury Money Market Fund and Government Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Treasury Money Market Fund and Government Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the SEC under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the Treasury Money Market Fund and Government Money Market are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Treasury Money Market Fund and Government Money Market Fund acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Treasury Money Market Fund and Government Money Market Fund limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Treasury Money Market Fund and Government Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of a Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the alst asked price for the option as provided by an investment dealer or other financial institution that deals with options. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

----------------------------------------------------------------------------
WHAT DO SHARES COST?
----------------------------------------------------------------------------

The Treasury Money Market Fund and Government Money Market Fund attempt to stabilize the NAV of Shares at $1.00 by valuing their portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV plus any applicable front end sales charge (applies to Class A Shares of all Funds) and redeemed at NAV less any applicable Contingent Deferred Sales Charge (CDSC) (applies to Class A Shares, Class B Shares and Class C Shares only) on days on which the New York Stock Exchange is open for business. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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HOW ARE THE FUNDS SOLD?
----------------------------------------------------------------------------

Under the Distributor's Contract with the Funds, the Distributor
(Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Class B Shares and Class C Shares)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps a Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SERVICE FEES

The Funds may pay fees not to exceed 0.25% of average daily net assets (Service Fees) to investment professionals or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc. (Federated), for providing services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment professionals directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of the Funds assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.

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HOW TO BUY SHARES
----------------------------------------------------------------------------

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

EXCHANGE PRIVILEGE

Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

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MASSACHUSETTS PARTNERSHIP LAW
----------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

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ACCOUNT AND SHARE INFORMATION
----------------------------------------------------------------------------



VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

As of May XX, 2004, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class A Shares of the following portfolios:

As of May XX, 2004, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class B Shares of the following portfolios:

As of May XX, 2004, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class C Shares of the following portfolios:

(To be filed by Amendment)



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WHAT ARE THE TAX CONSEQUENCES?
----------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund.

Each Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

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WHO MANAGES THE FUNDS?
----------------------------------------------------------------------------


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. The address of each person listed is c/o Regions Morgan Keegan Select Funds, Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103. The Regions Morgan Keegan Select Funds Complex consists of 14 portfolios, comprising the Trust, Morgan Keegan Select Fund, Inc. (four portfolios) and RMK High Income Fund, Inc.
(one portfolio).   Each Officer is elected annually and serves for an
indefinite term. Each Trustee also serves as a Board member of the following investment companies: Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.



                                                  Aggregate      Total
                                                 Compensation  Compensation
                                                  From Trust   From Trust
                                                   (past       and Regions
                                                   fiscal       Morgan
                                                   year) +      Keegan
       Name                                                   Select Fund
    Birth Date      Principal Occupation(s) for                 Complex
  Positions Held      Past Five Years, Other                     (past
    with Trust        Directorships Held and                    calendar
Date Service Began     Previous Position(s)                       year)

Allen B. Morgan,   Principal Occupations: Mr.        NA           $0
Jr.*               Morgan has been Chairman and
Birth Date: July   Chief Executive Officer of
18, 1942           Morgan Keegan & Company,
CHAIRMAN AND       Inc. since 1969 and
TRUSTEE            Executive Managing
Began serving:     Director.  He also has
August 2003        served as Chairman and
                   Director of Morgan Asset
                   Management, Inc. and Vice
                   Chairman and Director of
                   Regions Financial
                   Corporation since 1993 and
                   2001, respectively.
                   -----------------------------

                   Other Directorships Held:
                   President and Director,
                   Morgan Keegan Select Fund,
                   Inc. and RMK High Income
                   Fund, Inc.


J. Kenneth         Principal Occupations: Mr.        NA           NA
Alderman*          Alderman has been President
Birth Date: July   of Regions Morgan Keegan
10, 1952           Trust and Vice Chairman,
TRUSTEE            Director and the Chief
Began serving:     Executive Officer of Morgan
August 2003        Asset Management, Inc. since
                   2002.  He has been Executive
                   Vice President of Regions
                   Financial Corporation since
                   2000.  He served Regions as
                   Senior Vice President and
                   Capital Management Group
                   Director, investment adviser
                   to the Trust, from 1995 to
                   2000.

                   Other Directorships Held:
                   Director, Morgan Keegan
                   Select Fund, Inc. and RMK
                   High Income Fund, Inc.

* Messrs. Morgan and Alderman are each an "interested person" of the
Trust, as that term is defined in the Act, by virtue of their positions with the Adviser. Mr. Morgan is also an interested person of the Trust by virtue of his position with Morgan Keegan & Co.
----------------------------------------------------------------------------


William Jefferies  Principal Occupation: Mr.              NA     $6,000.00
Mann               Mann has been Chairman and
Birth Date: April  President of Mann
14, 1933           Investments, Inc. (hotel
TRUSTEE            investments/consulting)
Began serving:     since 1985.  He also has
August 2003        served as a Director for
                   Heavy Machines, Inc.
                   (equipment contractor) since
                   1984.

                   Other Directorships Held:
                   Director, Morgan Keegan
                   Select Fund, Inc. and RMK
                   High Income Fund, Inc.


+ Because the Trustees did not begin service until August 8, 2003, Trustee compensation was not earned in the past fiscal year and will be reported following the Funds' next fiscal year.
----------------------------------------------------------------------------

                                                  Aggregate      Total
                                                Compensation  Compensation
                                                  From Trust   From Trust
                                                   (past       and Regions
                                                   fiscal       Morgan
                                                   year) +      Keegan
       Name                                                   Select Fund
    Birth Date      Principal Occupation(s) for                 Complex
  Positions Held      Past Five Years, Other                     (past
    with Trust        Directorships Held and                    calendar
Date Service Began     Previous Position(s)                       year)

James Stillman R.  Principal Occupations: Mr.        NA        $8,000.00
McFadden           McFadden has been President
Birth Date:        and Director of McFadden
September 26, 1957 Communications, LLC
TRUSTEE            (commercial printing) since
Began serving:     2002 and President and
August 2003        Director of 1703, Inc.
                   (restaurant management)
                   since 1998. He has also
                   served as the Director for
                   several private companies
                   since 1997.
                   -----------------------------

                   Other Directorships Held:
                   Director, Morgan Keegan
                   Select Fund, Inc. and RMK
                   High Income Fund, Inc.


W. Randall Pittman Principal Occupation: Mr.         NA           NA
Birth Date:        Pittman has been Chief
November 11, 1953  Financial Officer of
TRUSTEE            Emageon, Inc. (healthcare
Began serving:     information systems) since
August 2003        2002.  From 1999 to 2002 he
                   was Chief Financial Officer
                   of BioCryst Pharmaceuticals,
                   Inc. (biotechnology).  From
                   1998 to 1999 he was Chief
                   Financial Officer of
                   ScandiPharm, Inc.
                   (pharmaceuticals).  From
                   1995 to 1998 he served as
                   Senior Vice President -
                   Finance of CaremarkRx
                   (pharmacy benefit
                   management). From 1983 to
                   1995 he held various
                   positions with AmSouth
                   Bancorporation (bank holding
                   company), including
                   Executive Vice President and
                   Controller.  He is a
                   Certified Public Accountant,
                   and was with the accounting
                   firm of Ernst & Young from
                   1976 to 1983.
                   -----------------------------

                   Other Directorships Held:
                   Director, Morgan Keegan
                   Select Fund, Inc. and RMK
                   High Income Fund, Inc.


Mary S. Stone      Principal Occupation: Ms.         NA           NA
Birth Date:        Stone has held the Hugh
August 19, 1950    Culverhouse Endowed Chair of
TRUSTEE            Accountancy at the
Began serving:     University of Alabama,
August 2003        Culverhouse School of
                   Accountancy since 1981.  She
                   is also a member of
                   Financial Accounting
                   Standards Advisory Council,
                   AICPA, Accounting Standards
                   Executive Committee and
                   AACSB International
                   Accounting Accreditation
                   Committee.
                   -----------------------------

                   Other Directorships Held:
                   Director, Morgan Keegan
                   Select Fund, Inc. and RMK
                   High Income Fund, Inc.


Archie W. Willis   Principal Occupation: Mr.         NA        $8,000.00
III                Willis has been President of
Birth Date:        Community Capital (financial
November 13, 1957  advisory and real estate
TRUSTEE            development consulting)
Began serving:     since 1999 and Vice
August 2003        President of Community
                   Realty Company (real estate
                   brokerage) since 1999.  He
                   was a First Vice President
                   of Morgan Keegan & Company,
                   Inc. from 1991 to 1999.  He
                   also has served as a
                   Director of Memphis Telecom,
                   LLC since 2001.
                   -----------------------------

                   Other Directorships Held:
                   Director, Morgan Keegan
                   Select Fund, Inc. and RMK
                   High Income Fund, Inc.


James D.           Principal Occupations:            NA        $7,000.00
Witherington, Jr.  President of SSM Corp.
Birth Date: March  (management of venture
2, 1949            capital funds) since 1995.
TRUSTEE            Also served as a Director
Began serving:     for several private
August 2003        companies since 1995.

                   Other Directorships Held:
                   Director, Morgan Keegan
                   Select Fund, Inc. and RMK
                   High Income Fund, Inc..



----------------------------------------------------------------------------

+ Because the Trustees did not begin service until August 8, 2003, Trustee compensation has not yet been earned in the past fiscal year and will be reported following the Funds' next fiscal year.


OFFICERS**

Name                       Principal Occupation(s) and Previous Positions
Birth Date
Positions Held with Trust
-------------------------
Date Service Began
Carter E. Anthony         Principal Occupations: President and Chief
------------------------- Financial Officer for Morgan Asset Management,
Birth Date; October 23,   Inc. since 2002.
1944
PRESIDENT AND CHIEF       Previous Positions: Executive Vice President
EXECUTIVE OFFICER         and Director of the Capital Management Group of
August 2003               Regions Financial Corporation from 2000 to
                          2002.  Vice President and Chief Investment
                          Officer-Trust Investments at National Bank of
                          Commerce in Birmingham, AL from 1989 to 2000

Thomas R. Gamble          Principal Occupations: Director, Regions Morgan
Birth Date:  November     Keegan Select Funds.
22, 1942
VICE PRESIDENT            Previous Positions: Corporate IRA Manager,
------------------------- Regions Financial Corporation and Senior Vice
August 2003               President & Manager of Employee Benefits,
                          Birmingham Trust Department of Regions Bank.

Joseph C. Weller          Principal Occupations: Executive Vice President
Birth Date:  February 6,  and Chief Financial Officer, Secretary and
1939                      Treasurer and Executive Managing Director of
TREASURER                 Morgan Keegan & Company, Inc., since 1969;
------------------------- Director of Morgan Asset Management, Inc.,
August 2003               since 1993.



Charles D. Maxwell        Principal Occupations: Managing Director and
------------------------- Assistant Treasurer of Morgan Keegan & Company, Birth Date: May 14, 1954 Inc. and Secretary/Treasurer of Morgan Asset
SECRETARY AND ASSISTANT   Management, Inc.
TREASURER
August 2003               Previous Positions: Senior Manager with Ernst &
                          Young LLP.

**    Officers do not receive any compensation from the Funds.
----------------------------------------------------------------------------


COMMITTEES of the board
                                                                 Meetings
                                                                  Held
                                                                 During
                                                                  Last
Board       Committee                                            Fiscal
Committee     Members              Committee Functions             Year+
Independent   William        The Independent Trustees Committee       NA
Trustees    Jefferies Mann   will determine at least annually
Committee---------------     whether to recommend to the Board
            James Stillman   and the Independent Trustees that
            R. McFadden      the Funds' advisory, underwriting,
            W. Randall       Rule 12b-1 and other arrangements,
            Pittman          where applicable, be approved for
            Mary S. Stone    continuance for the following year;
            Archie W.        evaluate and recommend the
            Willis III       selection and nomination of
            James D.         candidates for Independent Trustee
            Witherington,    and assess whether Trustees should
            Jr.              be added or removed from the Board;
                             and recommend to the Boards
                             policies concerning Independent
                             Trustee compensation, investment in
                             the Funds and resources.

Audit       William          The Audit Committee reviews and          NA
Committee   Jefferies Mann   recommends to the full Board the
            James Stillman   independent auditors to be selected
            R. McFadden      to audit the Funds' financial
            W. Randall       statements; meets with the
            Pittman          independent auditors periodically
            Mary S. Stone    to review the results of the audits
            ---------------  and reports the results to the full
            Archie W.        Board; evaluates the independence
            Willis III       of the auditors, reviews legal and
            James D.         regulatory matters that may have a
            Witherington,    material effect on the financial
            Jr.              statements, related compliance
                             policies and programs, and the
                             related reports received from
                             regulators; reviews the Funds'
                             internal audit function; reviews
                             compliance with the Funds' code of
                             conduct/ethics; reviews valuation
                             issues; monitors inter-fund lending
                             transactions; reviews custody
                             services and issues and
                             investigates any matters brought to
                             the Committee's attention that are
                             within the scope of its duties.

+ Because the Trustees did not begin service until August 8, 2003, their respective Committees did not hold a meeting during the last fiscal year. Meeting information will be reported following the Funds' next fiscal year.

Board ownership of shares in the funds and in the Morgan keegan Select
Fund complex AS OF december 31, 2003
                                                                     Aggregate
                                        Dollar Range           Dollar Range of
                                                  of           Shares Owned in
Interested                              Shares Owned      Morgan Keegan Select
Board Member Name                           in Funds               FundComplex
Allen B. Morgan, Jr.                   Over $100,000             Over $100,000
J. Kenneth Alderman                             None                      None

Independent
Board Member Name
William Jefferies Mann                          None                      None
James Stillman R. McFadden                      None         $10,000 - $50,000
W. Randall Pittman                              None                      None
Mary S. Stone                                   None                      None
Archie W. Willis III                            None                      None
James D. Witherington, Jr.                      None                      None

----------------------------------------------------------------------------
ADVISER TO THE FUNDS

The Funds' Adviser is an indirect, wholly-owned subsidiary of Regions Financial Corp. Because of internal controls maintained by Regions Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Regions Bank or its affiliates' lending relationships with an issuer.

In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of it obligations or duties imposed upon it by its contract with the Trust, the Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or the making of any investment for or on behalf of a Fund.

As required by the Act, the Funds' Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of the Funds' shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and their shareholders by the Adviser in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Adviser and its affiliates. This includes fees received for transfer agency services, custody services, sub-administrative services, distribution-related services and shareholder services provided to the Funds as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its accumulated experience in governing mutual funds and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them.

SUBADVISER TO THE MID CAP VALUE FUND

Channing Capital Management, Inc. (CCM), located at 10 South LaSalle Street, Suite 2650, Chicago, IL, 60603, is a newly formed investment adviser that is registered with the SEC under the Investment Advisers Act of 1940. CCM serves as the subadviser to the Mid Cap Value Fund pursuant to an investment advisory agreement with the Adviser and the Fund. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions.


Eric T. McKissack and Herenton Capital Management, Inc., each own more than 25% of the outstanding shares of CCM.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Beginning September 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling
1-800-366-7426 (toll-free) or visiting the SEC's website at www.sec.gov.

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

ADMINISTRATOR AND SUBADMINISTRATOR

Federated Services Company (FSC), a subsidiary of Federated, and Regions Bank each provide administrative personnel and services to the Funds for a fee at an annual rate as specified below:

Average Daily                    Administrator Fee Paid
Sub-Administrator Fee Paid
Net Assets                       to FSC                 to Regions Bank
On the first $2.5 billion        .065%                   .025%
On the next $2.5 billion         .040%                   .040%
On assets over $5 billion        .025%                   .050%
FSC or Regions Bank may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FSC and Regions Bank, as administrator and sub-administrator, respectively include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o     prepare, negotiate and administer contracts on behalf of the Funds;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of a Fund; and

o     providing advice to the Funds and Trustees.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Morgan Keegan & Company, the Funds' Transfer Agent and Dividend Disbursing Agent maintains all necessary shareholder records. For its services, Morgan Keegan & Company receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. State Street Bank & Trust Company (SSB&T) provides portfolio accounting services to the Funds. For its services, SSB&T receives a fee based upon each Fund's average net assets.

CUSTODIAN

Regions Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

INDEPENDENT AUDITORS

The independent auditors for the Funds, PricewaterhouseCoopers, conduct their audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

-----------------------------------------------------------------------------------------------------------------------
Fund                          Advisory Fee Paid/             Brokerage Commissions Paid      Administrative Fee Paid
                             Advisory Fee Waived                                            Administrative Fee Waived
                                                          -------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------
                          For the fiscal year ended          For the fiscal year ended      For the fiscal year ended
                     --------------------------------------------------------------------------------------------------
                                  -------------------------------------------------------------------------------------
                         2003        2002        2001        2003        2002      2001      2003     2002      2001
---------------------                                     ------------
                     -------------------------------------            -------------------------------------------------
Treasury Money        $4,322,456  $4,051,557  $3,667,974      N/A        N/A        N/A    $777,897 $729,280  $672,969
Market Fund           $2,161,228  $2,025,778  $1,833,987                                      $0       $0     $0

-----------------------------------------------------------------------------------------------------------------------
                     -------------------------------------            -------------------------------------------------
Government Money       $399,050    $372,454       N/A         N/A        N/A        N/A    $71,816   $67,042  N/A
Market Fund            $279,335    $260,718                                                   $0     $33,187
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Limited Maturity      $1,253,624  $1,044,373   $871,207       N/A        N/A        N/A    $161,148 $134,277  $114,182
Government Fund        $358,178    $298,392    $248,917                                                $0     $0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Fund     $2,448,378  $2,071,353  $2,021,224      N/A        N/A        N/A    $293,744 $248,562  $247,223
                       $816,125    $690,451    $673,739                                       $0       $0     $0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund         $1,011,018  $1,127,639  $1,298,993   $306,044    $255,569  $160,016  $113,717 $126,860  $148,915
                       $63,189      $70,477     $81,188                                       $0       $0     $0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund     $541,510       N/A         N/A      $320,589      N/A        N/A    $60,908     N/A    N/A
                       $33,844
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Value Fund            $1,741,184  $1,892,292  $2,097,534  $1,550,989  $1,370,832 $836,928  $195,842 $212,883  $240,455
                       $108,824    $118,268    $131,095                                                $0     $0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Growth Fund           $2,970,291  $3,105,275  $4,011,199   $565,668   $1,307,330 $746,704  $334,085 $349,344  $459,728
                       $185,643    $194,080    $250,700                                       $0       $0     $0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund   $1,396,882  $1,345,966  $1,420,697   $415,520    $585,377  $400,756  $167,584 $161,516  $173,732
                          $0          $0          $0                                          $0       $0     $0
-----------------------------------------------------------------------------------------------------------------------

N/A - Not Applicable.

----------------------------------------------------------------------------------------
                                  For the fiscal year ended November 30, 2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
          Fund              12b-1         12b-1          Shareholder Services Fee
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                           Class B       Class C    Class A Shares Class B   Class C
                            Shares       Shares                     Shares     Shares
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 Treasury Money Market     $228,570        $0         $1,922,196   $239,032      $0
          Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Government Money Market       $0           $0             $0          $0         $0
          Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Limited Maturity       $36,317        $500         $411,239     $36,317     $166
    Government Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Fixed Income Fund       $89,775       $5,164        $739,592     $74,813    $1,721
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Balanced Fund         $102,083      $5,224        $229,132     $85,069    $1,742
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Mid Cap Value Fund        $31           $9          $169,192       $26        $3
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
       Value Fund          $71,703       $1,371        $483,911     $59,752     $457
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
      Growth Fund          $269,077      $3,418        $702,846    $224,231    $1,139
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mid Cap Growth Fund      $167,253      $4,127        $234,874    $139,378    $1,376
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?
----------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

YIELD

The Treasury Money Market Fund and Government Money Market Fund calculate the yield for their respective classes of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD (TREASURY MONEY MARKET FUND ONLY)

The Treasury Money Market Fund effective yield for both classes of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Government Money Market Fund and Treasury Money Market Fund's effective yield for Class A Shares for the seven-day period ended November 30, 2003, was 0.69% and 0.32%, respectively. The Treasury Money Market Fund's effective yield for Class B Shares was 0.07% for the same period.




Fund                                     Average Annual Total Return
                                       for the following periods ended
                                              November 30, 2003

                            Class A Shares    Class B Shares     Class C Shares
                               One Year          One Year           One Year
                               Five Year         Five Year          Five Year
                               Ten Year          Ten Year           Ten Year
                               Start of          Start of           Start of
                              Performance       Performance        Performance
Treasury Money Market Fund       0.47%             0.22%               N/A
                                 3.04%             2.78%               N/A
                                 3.86%             3.52%               N/A
                                                                       N/A
Government Money Market          0.79%              N/A                N/A
Fund                              N/A               N/A                N/A
                                  N/A               N/A                N/A
                               1.08%(a)             N/A                N/A
Limited Maturity                (3.45)%           (4.02)%            (1.55)%
Government Fund                  3.63%             3.98%               N/A
                                  N/A               N/A                N/A
                               3.93%(c)           4.71(d)           1.49%(e)
Fixed Income Fund               (1.45)%           (2.11)%             0.41%
                                 4.78%             5.14%               N/A
                                  N/A              5.61%               N/A
                               5.20%(c)             N/A             3.74%(a)
Balanced Fund                    1.04%             1.55%              4.03%
                                 0.37%             0.86%               N/A
                                  N/A               N/A                N/A
                                1.54(c)           7.95(g)          (0.31)%(h)
Mid Cap Value Fund                N/A               N/A                N/A
                                  N/A               N/A                N/A
                                  N/A               N/A                N/A
                               6.52%(l)          7.50%(l)            10.40%
Value Fund                       2.18%             2.81%              5.20%
                                (2.30)%           (1.78)%              N/A
                                  N/A               N/A                N/A
                              (1.99)%(c)         7.65%(g)          (1.66)%(i)
Growth Fund                      9.06%            10.04%             12.47%
                                (3.92)%           (3.43)%              N/A
                                  N/A              8.36%               N/A
                              (1.42)%(c)            N/A             (3.05)(j)
Mid Cap Growth Fund             22.06%            23.79%             26.00%
                                  N/A             19.38%               N/A
                                  N/A             16.64%               N/A
                               2.20%(k)             N/A             4.71%(j)

(a) December 3, 2001
(b) April 14, 1992
(c) May 20, 1998
(d) December 12, 1993
(e) December 14, 2001
(f) April 20, 1992
(g) December 19, 1994
(h) January 14, 2002
(i) February 21, 2002
(j) January 7, 2002
(k) July 10, 2000
(l) December 9, 2002

        Fund                                         Yield
                                          for the 30-day period ended
                                                 November 30, 2003
                     lass A Shares        Class B Shares         Class C Shares
   Treasury Money
     Market Fund         N/A                    N/A                    N/A
  Government Money
     Market Fund         N/A                    N/A                    N/A
  Limited Maturity
   Government Fund      1.19%                  0.99%                  0.50%
  Fixed Income Fund     2.12%                  1.92%                  1.46%
    Balanced Fund       0.81%                  0.56%                  0.12%
 Mid Cap Value Fund      N/A                    N/A                    N/A
     Value Fund         0.53%                  0.26%                   N/A
     Growth Fund         N/A                    N/A                    N/A
 Mid Cap Growth Fund
                         N/A                    N/A                    N/A
Investors may call the Funds at 1-877-757-7424 for the current yield.

----------------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------------

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Government Money Market Fund and Treasury Money Market Fund:

o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

o Lehman Brothers Treasury Bond Index is comprised entirely of U.S. Treasury obligations. Foreign issues are excluded.

o iMoneyNet, Inc. iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly, iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Limited Maturity Government Fund:

o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

o Merrill Lynch 2-Year Treasury Curve Index is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

o 2-Year Treasury Note-Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

      Investors may use such a reporting service or indices in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing.

Fixed Income Fund:

o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.

o Merrill Lynch Government/Corporate Index is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better). The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Merrill Lynch 1-10 Year Government Corporate A Rated and Above Index is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 9.99 rated A and above. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Lehman Brothers Government (LT) Index, for example, is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

Intermediate Tax Exempt Bond Fund:

o Lehman Brothers Municipal Index/3-Year is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o Lehman Brothers Municipal Index/7-Year is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

Balanced Fund:

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.

o S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P 500/Lehman Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Mid Cap Value Fund:

o Standard &Poor's Midcap 400/Barra Value Index is a market capitalization-weighted sub-index of the stocks in the Standard & Poor's Midcap 400 Index (S&P 400) having the lowest price to book ratios. The index consists of approximately half of the S&P 400 on a market capitalization basis. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

o Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

Value Fund:

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o S&P/Barra Value Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

Growth Fund:

o Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratio (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

Mid Cap Growth Fund:

o Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o Standard & Poor's Midcap 400/Barra Growth Index is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

o Lipper Midcap Growth Funds Index Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time. Advertisements for Class B Shares and Class C Shares may quote performance information which does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

----------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION
----------------------------------------------------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------

The Financial Statements for the fiscal year ended November 30, 2003, are incorporated herein by reference to the Funds' Annual Report to Shareholders dated November 30, 2003 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report to Shareholders for a Fund may be obtained without charge by contacting Funds at the address located on the back cover of the SAI or by calling the Funds at 1-877-757-7424.



----------------------------------------------------------------------------
APPENDIX
----------------------------------------------------------------------------

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

FITCH RATINGS LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Ratings Short-Term Debt Rating Definitions

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.


----------------------------------------------------------------------------
ADDRESSES
----------------------------------------------------------------------------
Regions Morgan Keegan Select Government Money Market Fund
Regions Morgan Keegan Select Treasury Money Market Fund
Regions Morgan Keegan Select Limited Maturity Government Fund
Regions Morgan Keegan Select Fixed Income Fund
Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
Regions Morgan Keegan Select Balanced Fund
Regions Morgan Keegan Select Value Fund
Regions Morgan Keegan Select Growth Fund
Regions Morgan Keegan Select Mid Cap Growth Fund    5800 Corporate Drive
Regions Morgan Keegan Select Mid Cap Value Fund     Pittsburgh, PA
15237-7010

----------------------------------------------------------------------------

Distributor
           Federated Securities Corp.     Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Adviser
           Morgan Asset Management, Inc.  P.O. Box 10247
                                          Birmingham, AL 35202

Subadviser to the Mid Cap Value Fund
           Channing Capital               10 South Lasalle Street, Suite 2650
           Management, Inc.
                                          Chicago, Il 60603

Custodian
           Regions Bank                   417 North 20th Street
                                          Birmingham, AL 35203

Transfer Agent, and Dividend Disbursing Agent  Morgan Keegan Tower
Morgan Keegan & Company                        Fifty Front Street
                                               Memphis, TN  38103

----------------------------------------------------------------------------

Independent Auditors
           PricewaterhouseCoopers         250 West Pratt St.
                                          Baltimore, MD, 21201

----------------------------------------------------------------------------















PART C.    OTHER INFORMATION.

Item 23.    Exhibits
            (a)   (i)         Conformed copy of Restatement and
                              Amendment No. 9 to the Declaration
                              of Trust of the Registrant; (17)
                  (ii)        Conformed copy of Amendment No. 10
                              to the Amended and Restated
                              Declaration of Trust of the
                              Registrant; (19)
                  (iii)       Conformed copy of Amendment No. 11
                              to the Amended and Restated
                              Declaration of Trust of the
                              Registrant; (19)
                  (iv)        Conformed copy of Amendment No. 12
                              to the Amended and Restated
                              Declaration of Trust of the
                              Registrant; (19)
                  (v)         Conformed copy of Amendment No. 13
                              to the Amended and Restated
                              Declaration of Trust of the
                              Registrant; (23)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment Nos. 1 through 4 to
                              the By-Laws of the Registrant; (13)
                  (iii)       Copy of Amendment No. 5 to the
                              By-Laws of the Registrant; (22)
            (c)               Copy of Specimen Certificate for
                              Shares of Beneficial Interest of
                              the Registrant; (4)
            (d)   (i)         Conformed copy of Investment Advisory
                              Agreement of the Registrant; (24)
            (e)   (i)         Conformed copy of Distributor's
                              Contract of the Registrant,
                              including conformed copies of
                              Exhibits A, B, and C; (7)
                  (ii)        Conformed Copy of Exhibit D to the
                              Distributor's Contract of the
                              Registrant; (11)
                  (iii)       Conformed copies of Exhibits E and
                              F to the Distributor's Contract of
                              the Registrant; (13)
                  (iv)        Conformed copy of Exhibit G to the
                              Distributor's Contract of the
                              Registrant; (15)
                  (v)         Conformed copy of Exhibit H to the
                              Distributor's Contract of the
                              Registrant; (17)
                  (vi)        Conformed copies of Exhibits I and
                              J to the Distributor's Contract of
                              the Registrant; (19)
                  (vii)       Conformed copy of Exhibit K to the
                              Distributor's Contract of the
                              Registrant; (23)
                  (viii)      Conformed copy of Exhibit L to the
                              Distributor's Contract of the
                              Registrant; (23)
                  (ix)        Conformed copy of Exhibit M to the
                              Distributor's Contract of the
                              Registrant; (23)
                  (x)         Conformed copy of Amendment to
                              Distributor's Contract of the
                              Registrant; (19)

                  (xi)        Conformed copy of Mutual Funds Sales
                              and Service Agreement among Federated
                              Securities Corp., Federated
                              Shareholder Services and Regions
                              Morgan Keegan Select Funds; (23)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Contract of the Registrant; (4)
                  (ii)        Conformed copy of Amendment to the
                              Custodian Contract of the
                              Registrant between Regions Funds
                              and Regions Bank; (18)
                  (iii)       Conformed copy of Amendment to the
                              Custodian Contract of the
                              Registrant; (23)
            (h)   (i)         Conformed copy of Agreement for
                              Administrative Services and
                              Transfer Agency Services; (19)
                  (ii)        Copy of Amendment No. 1 to the
                              Agreement for Administrative
                              Services and Transfer Agency
                              Services; (20)
                  (iii)       Copy of Amendment No. 2 to the
                              Agreement for Administrative
                              Services and Transfer Agency
                              Services; (23)
                  (iv)        Conformed copy of Shareholder
                              Services Agreement; (13)
                  (v)         Conformed copy of Amendment No. 1
                              to Exhibit A to the Shareholder
                              Services Agreement; (23)
                  (vi)        Conformed Copy of Transfer Agency
                              and Services Agreement; (22)
                  (vii)       Conformed Copy of Amendment No. 1 to
                              the Transfer Agency and Services
                              Agreement; (24)
                  (viii)      Conformed copy of Sub-Administration
                              Services Agreement, dated December 1,
                              2001, between the Registrant and
                              Regions Bank; (23)
                  (ix)        Conformed Copy of Financial
                              Administration and Accounting Services
                              Agreement dated December 1, 2001,
                              between the Registrant and State
                              Street Bank and Trust Company; (23)
            (i)               Conformed copy of Opinion and
                              Consent of Counsel as to legality
                              of shares being registered; (11)
            (j)               Conformed Copy of Independent
                              Auditors Consent; (24)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (5)
            (m)   (i)         Conformed copy of Distribution Plan
                              of the Registrant, through and
                              including conformed copies of
                              Exhibits A and B; (7)
                  (ii)        Conformed Copy of Exhibit C to the
                              Distribution Plan of the Registrant; (11)
                  (iii)       Conformed copy of Exhibit D to the
                              Distribution Plan of the Registrant; (15)
                  (iv)        Conformed copy of Exhibit E to the
                              Distribution Plan of the Registrant; (19)
                  (v)         Conformed copy of Exhibit F to the
                              Distribution Plan of the Registrant; (23)
                  (vi)        Conformed copy of Exhibit G to the
                              Distribution Plan of the Registrant; (23)
            (n)               Conformed copy of Restated Multiple
                              Class Plan of the Registrant; (23)
            (o)   (i)         Conformed copy of Power of Attorney
                              of the Registrant; (17)
                  (ii)        Conformed copies of Power of
                              Attorney of the Chairman, President
                              and Chief Executive Officer,
                              Treasurer and Trustees of the
                              Registrant; (23)
                  (iii)       Conformed copy of Power of Attorney
                              of a Trustee of the Registrant; (24)
            (p)               Copy of Code of Ethics; (23)


+     All exhibits are being filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
4. Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).
5. Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).
7. Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
11. Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
13. Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).
15. Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).
17. Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).
18. Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).
19. Response is incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).
20. Response is incorporated by reference to Post-Effective Amendment No. 29 on form N-1A filed October 10, 2002 (File Nos. 33-44737 and 811-6511).
22. Response is incorporated by reference to Post-Effective Amendment No. 31 on form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).
23. Response is incorporated by reference to Post-Effective Amendment No. 32 on form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).
24. Response is incorporated by reference to Post-Effective Amendment No. 35 on form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).

Item 24.    Persons Controlled by or Under Common Control with
            Registrant:

            None

Item 25.    Indemnification: (1)


Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                B. Anthony Delserone, Jr.
Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001
            Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund; Edward Jones Tax Free Money Market Fund; Money Market Obligations Trust; Regions Morgan Keegan Select Funds and SouthTrust Funds.


         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff


Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              John T. Glickson
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

      All accounts and records required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and Rules
31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment Management
                                    Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779
                                    (Notices should be sent to the
                                    Agent for Service at above
                                    Address)

                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7010

Morgan Keegan & Company             Morgan Keegan Tower
("Transfer Agent and                Fifty Front Street
Dividend Disbursing Agent")         Memphis, TN 38103

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Regions Bank                        P.O. Box 10247
Morgan Asset Management             Birmingham, Alabama 35202
(Advisor and Custodian)


Item 29.    Management Services:          Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.



                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS MORGAN KEEGAN SELECT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of April, 2004.

                REGIONS MORGAN KEEGAN SELECT FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Assistant Secretary
                  April 2, 2004

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

            NAME                    TITLE                   DATE

By: /s/Gail C. Jones              Attorney In Fact    April 2, 2004
    Gail C. Jones                 For the Persons
    ASSISTANT SECRETARY           Listed Below


    NAME                            TITLE

Allen B. Morgan, Jr.*             Chairman and Trustee

Carter E. Anthony*                President and
                                  Chief Executive Officer
                                  (Principal Executive Officer)

Charles D. Maxwell                Secretary and
                                  Assistant Treasurer

Joseph C. Weller*                 Treasurer
                                  (Principal Financial Officer)

Thomas R. Gamble                  Vice President

J. Kenneth Alderman*              Trustee

William Jefferies Mann*           Trustee

James Stillman R. McFadden*       Trustee

W. Randall Pittman*               Trustee

Mary S. Stone*                    Trustee

Archie W. Willis, III*            Trustee

James D. Witherington, Jr.*       Trustee


* By Power of Attorney